UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22558

BROOKFIELD INVESTMENT FUNDS

(Exact name of registrant as specified in charter)

BROOKFIELD PLACE

250 VESEY STREET, 15th Floor

NEW YORK, NEW YORK 10281-1023

(Address of principal executive offices) (Zip code)

BRIAN F. HURLEY, PRESIDENT

BROOKFIELD INVESTMENT FUNDS

BROOKFIELD PLACE

250 VESEY STREET 15th Floor

NEW YORK, NEW YORK 10281-1023

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 777-8001

Date of fiscal year end: December 31, 2015

Date of reporting period: June 30, 2015

Item 1. Reports to Stockholders.

Brookfield Investment Management
2015
SEMI-ANNUAL REPORT
June 30, 2015
Brookfield Global Listed Infrastructure Fund
Brookfield Global Listed Real Estate Fund
Brookfield U.S. Listed Real Estate Fund
Brookfield Real Assets Securities Fund

IN PROFILE
Brookfield Asset Management Inc. is a global alternative asset manager with over $200 billion in assets under management as of June 30, 2015. Brookfield has over a 100-year history of owning and operating assets with a focus on property, renewable power, infrastructure and private equity. The company offers a range of public and private investment products and services, which leverage its expertise and experience and provide it with a competitive advantage in the markets where it operates. On behalf of its clients, Brookfield is also an active investor in the public securities markets, where its experience extends over 30 years. Over this time, the company has successfully developed several investment operations and built expertise in the management of institutional portfolios, retail mutual funds and various commingled vehicles.
Brookfield’s public market activities are conducted by Brookfield Investment Management, a registered investment adviser. These activities complement Brookfield’s core competencies and include global listed real estate and infrastructure equities, corporate credit and securitized credit strategies. Headquartered in New York, NY, Brookfield Investment Management also maintains offices and investment teams in Toronto, Chicago and Boston and has over $19 billion of assets under management as of June 30, 2015.

This report is for shareholder information. This is not a prospectus intended for the use in the purchase or sale of Fund shares.
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED
© Copyright 2015. Brookfield Investment Management Inc.

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

Letter to Shareholders

Dear Shareholders,
I am pleased to provide the Semi-Annual Report for Brookfield Global Listed Infrastructure Fund (the “Infrastructure Fund”), Brookfield Global Listed Real Estate Fund (the “Global Real Estate Fund”), Brookfield U.S. Listed Real Estate Fund (the “U.S. Real Estate Fund”) and Brookfield Real Assets Securities Fund (the “Real Assets Securities Fund”) (each a “Fund” and, collectively, the “Funds”) for the six-month period ended June 30, 2015.
Global capital markets fluctuated between intervals of optimism and doubt during the first six months of 2015, as signs of renewed economic growth activity were offset by geopolitical concerns. Of primary focus toward the end of the period was the potential for Greece to default on its sovereign debt obligations and possibly exit the Eurozone. In addition, China’s equity markets suffered significant intra-day volatility during June, retreating from strong year-to-date performance. Within the U.S., the energy sector remained volatile, reflecting uncertainty over the future direction of crude oil and natural gas prices. While the price per barrel of crude oil rose by more than 10% in the first six months of the year, prices remain down more than 43% over the trailing twelve months.
Despite these areas of concern, economic growth prospects continued to brighten during the period in many markets across the globe. U.S. economic data rebounded from anemic first quarter growth, as the U.S. economy created 280,000 jobs in May, higher than the average rate of monthly job creation over the last year. Similarly, economic releases in the Eurozone were buoyed by the European Central Bank’s latest round of quantitative easing initiatives, designed to encourage lending and stimulate growth. Furthermore, the economy in Japan continued to heal, posting robust first quarter GDP growth amid signs of increasing spending and consumption.
Against this backdrop, the 10-year U.S. Treasury rate rose 18 basis points during the first six months of the year, ending the period at 2.35%. As expected, the U.S. Federal Reserve (Fed) did not raise interest rates at its June meeting; however, Fed Chair Janet Yellen indicated that a rate hike was likely to occur later in 2015. Of note, the Fed suggested that interest rate increases would be implemented gradually and over an extended period of time. Looking ahead, we expect monetary policy to remain relatively accommodative for the foreseeable future. Although short-term U.S. interest rates are likely to rise, we believe that quantitative easing activity in Europe and low rates in Japan will, in effect, serve to anchor long-term U.S. interest rates. In our view, such a policy environment will lend support to the asset classes in which we invest.
In addition to performance information, this report provides the Funds’ unaudited financial statements as of June 30, 2015.
We welcome your questions and comments, and encourage you to contact our Investor Relations team at (855) 777-8001 or visit us at www.brookfieldim.com for more information. Thank you for your support.
Sincerely,
Brian F. Hurley
President
2015 Semi-Annual Report1

Letter to Shareholders (continued)

Must be preceded or accompanied by a prospectus.
Quasar Distributors, LLC is the distributor of Brookfield Investment Funds.
These views represent the opinions of Brookfield Investment Management Inc. and are not intended to predict or depict the performance of any investment. These views are as of the close of business on June 30, 2015 and subject to change based on subsequent developments.
Mutual fund investing involves risk. Principal loss is possible. The Funds invest in small and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. Investing in emerging markets may increase these risks. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Increases in interest rates can cause the prices of Fixed Income securities to decline, and the level of current income from a portfolio of Fixed Income securities may decline in certain interest rate environments. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Using derivatives exposes the Fund to additional risks, may increase the volatility of the Fund's net asset value and may not provide the result intended. REITs are dependent upon management skills and generally may not be diversified. REITs are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Investments in MLPs could involve certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles.
A basis point (bps) is a unit that is equal to 1/100 of 1%, and is used to denote the change in a financial instrument.
2Brookfield Investment Management Inc.

About Your Fund’s Expenses  (Unaudited)

As a shareholder of a fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Fund Return
The table below provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses, which is not the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and the other funds. To do so, compare this 5% hypothetical example with hypothetical examples that appear in shareholders’ reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the hypothetical account values and expenses in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs overall would have been higher.
	Annualized Expense Ratio	Beginning Account Value (01/01/15)	Ending Account Value (06/30/15)	Expenses Paid During Period (01/01/15– 06/30/15) (1)
INFRASTRUCTURE FUND
Actual
Class A Shares	1.35%	$1,000.00	$ 938.70	$ 6.49
Class C Shares	2.10%	1,000.00	934.70	10.07
Class Y Shares	1.10%	1,000.00	940.70	5.29
Class I Shares	1.10%	1,000.00	940.00	5.29
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.35%	1,000.00	1,018.10	6.76
Class C Shares	2.10%	1,000.00	1,014.38	10.49
Class Y Shares	1.10%	1,000.00	1,019.34	5.51
Class I Shares	1.10%	1,000.00	1,019.34	5.51
2015 Semi-Annual Report3

About Your Fund’s Expenses  (Unaudited)

	Annualized Expense Ratio	Beginning Account Value (01/01/15)	Ending Account Value (06/30/15)	Expenses Paid During Period (01/01/15– 06/30/15) (1)
GLOBAL REAL ESTATE FUND
Actual
Class A Shares	1.20%	$1,000.00	$ 982.50	$ 5.90
Class C Shares	1.95%	1,000.00	978.60	9.57
Class Y Shares	0.95%	1,000.00	983.30	4.67
Class I Shares	0.95%	1,000.00	982.60	4.67
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.20%	1,000.00	1,018.84	6.01
Class C Shares	1.95%	1,000.00	1,015.12	9.74
Class Y Shares	0.95%	1,000.00	1,020.08	4.76
Class I Shares	0.95%	1,000.00	1,020.08	4.76
U.S. REAL ESTATE FUND
Actual
Class A Shares	1.20%	1,000.00	925.50	5.73
Class C Shares	1.95%	1,000.00	920.80	9.29
Class Y Shares	0.95%	1,000.00	925.90	4.54
Class I Shares	0.95%	1,000.00	924.20	4.53
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.20%	1,000.00	1,018.84	6.01
Class C Shares	1.95%	1,000.00	1,015.12	9.74
Class Y Shares	0.95%	1,000.00	1,020.08	4.76
Class I Shares	0.95%	1,000.00	1,020.08	4.76
REAL ASSETS SECURITIES FUND
Actual
Class A Shares	1.35%	1,000.00	989.60	6.66
Class C Shares	2.10%	1,000.00	986.20	10.34
Class Y Shares	1.10%	1,000.00	990.30	5.43
Class I Shares	1.10%	1,000.00	990.30	5.43
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.35%	1,000.00	1,018.10	6.76
Class C Shares	2.10%	1,000.00	1,014.38	10.49
Class Y Shares	1.10%	1,000.00	1,019.34	5.51
Class I Shares	1.10%	1,000.00	1,019.34	5.51
(1)	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect a six-month period).
4Brookfield Investment Management Inc.

Fund Performance (Unaudited)
All Periods Ended June 30, 2015

Average Annual Total Returns	Six Months	One Year	Three Years	Since Inception
INFRASTRUCTURE FUND
Class A Shares (excluding sales charge)	-6.13%	-12.80%	10.73%	11.16% [2]
Class A Shares (including sales load)	-10.61%	-16.93%	8.95%	9.61% [2]
Class C Shares (excluding sales charge)	-6.53%	-13.49%	9.84%	8.64% [3]
Class C Shares (including sales load)	-7.46%	-14.31%	9.84%	8.64% [3]
Class Y Shares	-5.93%	-12.54%	11.00%	11.58% [1]
Class I Shares	-6.00%	-12.60%	10.96%	11.58% [1]
Dow Jones Brookfield Global Infrastructure Composite Index[7]	-4.18%	-4.74%	12.54%	12.85% [6]
GLOBAL REAL ESTATE FUND
Class A Shares (excluding sales charge)	-1.75%	1.80%	12.25%	11.54% [3]
Class A Shares (including sales load)	-6.39%	-3.01%	10.44%	9.83% [3]
Class C Shares (excluding sales charge)	-2.14%	0.94%	11.41%	10.68% [3]
Class C Shares (including sales load)	-3.11%	-0.01%	11.41%	10.68% [3]
Class Y Shares	-1.67%	1.95%	12.48%	15.06% [1]
Class I Shares	-1.74%	1.95%	12.49%	15.04% [1]
FTSE EPRA/NAREIT Developed Index[8]	-2.78%	0.41%	9.49%	12.55% [6]
U.S. REAL ESTATE FUND
Class A Shares (excluding sales charge)	-7.45%	1.02%	N/A	13.09% [4]
Class A Shares (including sales load)	-11.86%	-3.78%	N/A	9.59% [4]
Class C Shares (excluding sales charge)	-7.92%	0.04%	N/A	12.13% [4]
Class C Shares (including sales load)	-8.84%	-0.87%	N/A	12.13% [4]
Class Y Shares	-7.41%	1.16%	N/A	13.31% [4]
Class I Shares	-7.58%	0.97%	N/A	13.18% [4]
MSCI U.S. REIT Total Return Index[9]	-6.19%	3.93%	N/A	15.10% [6]
REAL ASSETS SECURITIES FUND
Class A Shares (excluding sales charge)	-1.04%	N/A	N/A	-3.57% [5]
Class A Shares (including sales load)	-5.70%	N/A	N/A	-8.16% [5]
Class C Shares (excluding sales charge)	-1.38%	N/A	N/A	-3.98% [5]
Class C Shares (including sales load)	-2.36%	N/A	N/A	-4.93% [5]
Class Y Shares	-0.97%	N/A	N/A	-3.46% [5]
Class I Shares	-0.97%	N/A	N/A	-3.56% [5]
1 Operations commenced for these Classes on December 1, 2011.
2 Operations commenced for these Classes on December 29, 2011.
3 Operations commenced for these Classes on May 1, 2012.
4 Operations commenced for these Classes on December 11, 2013.
5 Operations commenced for these Classes on November 19, 2014. Returns for less than one year are not annualized.
6 Returns for all indices references Class I's inception date.
7 The Dow Jones Brookfield Global Infrastructure Composite Index was created on July 1, 2008 and is comprised of infrastructure companies with at least 70% of its annual cash flows derived from owning and operating infrastructure assets. The Index is maintained by S&P Dow Jones Indexes. The Index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index.
8 The FTSE EPRA/NAREIT Developed Index is calculated by the FTSE Group. Performance is calculated by price, total return and net total return and the Index is calculated daily. Constituents must meet minimum market capitalization, liquidity requirements, and real estate activity requirements in order to be included within the Index. North American and Asian companies must be of a minimum of US$200 million in market capitalization with liquidity of US$100 million. European companies are bound by €50 million (approximately $56 million) market cap minimum and liquidity of €25 million (approximately $28 million). The Index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index.
9 The MSCI U.S. REIT Total Return Index is a total return market capitalization-weighted index which prices once per day after market close. It is calculated by MSCI and is composed of equity REITs that are included in the MSCI U.S. Investable Market 2500. The Index does not reflect deduction for fees, expenses or taxes. The Index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index.
2015 Semi-Annual Report5

Fund Performance (Unaudited) (continued)
All Periods Ended June 30, 2015

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 855.244.4859. The Fund imposes a 2.00% redemption fee on shares redeemed within 60 days. Performance data does not reflect the imposition of the redemption fee and if it had, performance would have been lower. Performance shown including sales charge reflects the Class A maximum sales charge of 4.75% and the Class C Contingent Deferred Sales Charge (CDSC) of 1.00%. Performance data excluding sales charge does not reflect the deduction of the sales charge or CDSC and if reflected, the sales charge or fee would reduce the performance quoted.
Investment performance reflects fee waivers, expenses and reimbursements in effect. In the absence of such waivers, total return and NAV would be reduced.
6Brookfield Investment Management Inc.

Brookfield Global Listed Infrastructure Fund
Portfolio Characteristics (Unaudited)
June 30, 2015

ASSET ALLOCATION BY GEOGRAPHY	Percent of Net Assets
United States	51.1%
United Kingdom	10.2%
Canada	10.0%
Spain	4.7%
France	4.4%
China	3.4%
Australia	3.4%
Italy	2.8%
Japan	2.4%
Luxembourg	1.9%
Netherlands	1.0%
Switzerland	1.0%
Hong Kong	0.8%
Mexico	0.7%
Singapore	0.5%
Other Assets in Excess of Liabilities	1.7%
Total	100.0%

ASSET ALLOCATION BY SECTOR	Percent of Net Assets
Pipelines	28.3%
Electricity Transmission & Distribution	10.2%
Toll Roads	10.1%
Midstream	9.6%
Telecommunications	9.4%
Communications	5.9%
Water	5.2%
Rail	4.7%
Gas Utilities	4.7%
Transmission & Distribution	3.5%
Infrastructure - Diversified	2.0%
Electric Utilities & Generation	1.7%
Ports	1.5%
Airports	1.2%
Energy	0.3%
Other Assets in Excess of Liabilities	1.7%
Total	100.0%

TOP TEN HOLDINGS	Percent of Net Assets
National Grid PLC	7.0%
American Tower Corp.	6.1%
Enbridge, Inc.	4.3%
Enterprise Products Partners LP	3.8%
PG&E Corp.	3.5%
Energy Transfer Partners LP	3.4%
Crown Castle International Corp.	3.2%
The Williams Companies, Inc.	3.2%
Group Eurotunnel SA	2.7%
SBA Communications Corp.	2.5%
2015 Semi-Annual Report7

Brookfield Global Listed Infrastructure Fund
Schedule of Investments (Unaudited)
June 30, 2015

	Shares	Value
COMMON STOCKS – 98.2%
AUSTRALIA – 3.4%
Electric Utilities & Generation – 1.0%
Origin Energy Limited	541,200	$ 4,994,899
Toll Roads – 2.4%
Transurban Group	1,728,960	12,395,988
Total AUSTRALIA		17,390,887
CANADA – 10.0%
Midstream – 1.0%
Keyera Corp.	154,800	5,168,263
Pipelines – 9.0%
Enbridge, Inc.	476,800	22,297,749
Inter Pipeline Ltd.	327,000	7,513,931
Pembina Pipeline Corp.	225,600	7,291,811
TransCanada Corp.	110,500	4,490,777
Veresen, Inc.	367,800	4,973,692
Total Pipelines		46,567,960
Total CANADA		51,736,223
CHINA – 3.4%
Gas Utilities – 0.7%
ENN Energy Holdings Ltd.	620,300	3,730,075
Pipelines – 1.7%
Beijing Capital Interanational Airport Company Ltd.	2,362,800	2,720,568
Beijing Enterprises Holdings Ltd.	783,200	5,885,315
Total Pipelines		8,605,883
Ports – 1.0%
China Merchants Holdings International Company Ltd.	1,265,700	5,422,070
Total CHINA		17,758,028
FRANCE – 4.4%
Communications – 1.0%
Eutelsat Communications SA	150,889	4,874,212
Electric Utilities & Generation – 0.7%
GDF Suez	197,500	3,677,132
Toll Roads – 2.7%
Group Eurotunnel SA	962,400	13,954,067
Total FRANCE		22,505,411
HONG KONG – 0.8%
Gas Utilities – 0.8%
Hong Kong & China Gas Company Ltd.	1,862,080	3,901,720
Total HONG KONG		3,901,720
ITALY – 2.8%
Pipelines – 0.8%
Snam SpA	836,634	3,981,569

See Notes to Financial Statements.
8Brookfield Investment Management Inc.

Brookfield Global Listed Infrastructure Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2015

	Shares	Value
COMMON STOCKS (continued)
Toll Roads – 2.0%
Atlantia SpA	412,500	$ 10,192,022
Total ITALY		14,173,591
JAPAN – 2.4%
Gas Utilities – 1.4%
Tokyo Gas Company Ltd.	1,329,800	7,059,483
Rail – 1.0%
Central Japan Railway Co.	30,000	5,413,637
Total JAPAN		12,473,120
LUXEMBOURG – 1.9%
Communications – 1.9%
SES SA	297,200	9,991,287
Total LUXEMBOURG		9,991,287
MEXICO – 0.7%
Airports – 0.2%
Grupo Aeroportuario del Pacifico SAB de CV	177,500	1,215,143
Pipelines – 0.5%
Infraestructura Energetica Nova SAB de CV	510,500	2,520,426
Total MEXICO		3,735,569
NETHERLANDS – 1.0%
Midstream – 1.0%
VOPAK	99,300	5,022,334
Total NETHERLANDS		5,022,334
SINGAPORE – 0.5%
Ports – 0.5%
Hutchison Port Holdings Trust	4,153,300	2,615,948
Total SINGAPORE		2,615,948
SPAIN – 4.6%
Communications – 0.5%
Cellnex Telecom SAU [1,2]	149,000	2,520,764
Electricity Transmission & Distribution – 1.2%
Red Electrica Corp. SA	78,300	6,287,490
Toll Roads – 2.9%
Abertis Infraestructuras SA	355,400	5,836,434
Ferrovial SA	416,614	9,051,555
Total Toll Roads		14,887,989
Total SPAIN		23,696,243
SWITZERLAND – 1.0%
Airports – 1.0%
Flughafen Zuerich AG	6,387	4,944,220
Total SWITZERLAND		4,944,220
UNITED KINGDOM – 10.2%
Electricity Transmission & Distribution – 7.0%
National Grid PLC	2,786,500	35,864,340

See Notes to Financial Statements.
2015 Semi-Annual Report9

Brookfield Global Listed Infrastructure Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2015

	Shares	Value
COMMON STOCKS (continued)
Water – 3.2%
Severn Trent PLC	236,800	$ 7,737,715
United Utilities Group PLC	636,800	8,919,205
Total Water		16,656,920
Total UNITED KINGDOM		52,521,260
UNITED STATES – 51.1%
Communications – 2.5%
SBA Communications Corp. [1]	110,100	12,658,197
Electricity Transmission & Distribution – 2.0%
Eversource Energy	85,200	3,868,932
ITC Holdings Corp.	202,600	6,519,668
Total Electricity Transmission & Distribution		10,388,600
Energy – 0.3%
Tallgrass Energy GP LP [1]	50,400	1,620,360
Gas Utilities – 1.8%
NiSource, Inc.	138,500	6,314,215
One Gas, Inc.	75,400	3,209,024
Total Gas Utilities		9,523,239
Infrastructure - Diversified – 2.0%
CenterPoint Energy, Inc.	538,700	10,251,461
Midstream – 7.6%
Crestwood Equity Partners LP	816,200	3,370,906
EQT Midstream Partners LP	47,700	3,889,458
MarkWest Energy Partners LP	41,444	2,336,613
Sunoco Logistics Partners LP	136,300	5,183,489
Targa Resources Corp.	29,300	2,614,146
Targa Resources Partners LP	127,900	4,936,940
The Williams Companies, Inc.	290,400	16,666,056
Total Midstream		38,997,608
Pipelines – 16.3%
Boardwalk Pipeline Partners LP	332,600	4,829,352
Buckeye Partners LP	68,800	5,086,384
Columbia Pipeline Partners LP	93,700	2,361,240
Energy Transfer Equity LP	40,300	2,586,051
Energy Transfer Partners LP	338,200	17,654,040
Enterprise Products Partners LP	656,600	19,625,774
Kinder Morgan, Inc.	196,100	7,528,279
Plains GP Holdings LP	191,500	4,948,360
Sempra Energy	121,600	12,031,104
Williams Partners LP	147,451	7,141,036
Total Pipelines		83,791,620
Rail – 3.7%
CSX Corp.	75,800	2,474,870
Kansas City Southern	56,800	5,180,160
Union Pacific Corp.	118,100	11,263,197
Total Rail		18,918,227

See Notes to Financial Statements.
10Brookfield Investment Management Inc.

Brookfield Global Listed Infrastructure Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2015

	Shares	Value
COMMON STOCKS (continued)
Telecommunications – 9.4%
American Tower Corp.	339,422	$ 31,664,678
Crown Castle International Corp.	208,000	16,702,400
Total Telecommunications		48,367,078
Transmission & Distribution – 3.5%
PG&E Corp.	364,900	17,916,590
Water – 2.0%
American Water Works Company, Inc.	217,300	10,567,299
Total UNITED STATES		263,000,279
Total COMMON STOCKS (Cost $484,033,035)		505,466,120
SUBSCRIPTION RIGHTS – 0.1%
SPAIN – 0.1%
Toll Roads – 0.1%
Abertis Infraestructuras SA	355,400	293,202
Total SPAIN		293,202
Total SUBSCRIPTION RIGHTS (Cost $298,660)		293,202
Total Investments – 98.3% (Cost $484,331,695)		505,759,322
Other Assets in Excess of Liabilities – 1.7%		8,977,346
TOTAL NET ASSETS – 100.0%		$514,736,668

The following notes should be read in conjunction with the accompanying Schedule of Investments.
1	— Non-income producing security.
2	— Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2015, the total value of all such securities was $2,520,764 or 0.5% of net assets.

See Notes to Financial Statements.
2015 Semi-Annual Report11

Brookfield Global Listed Real Estate Fund
Portfolio Characteristics (Unaudited)
June 30, 2015

ASSET ALLOCATION BY GEOGRAPHY	Percent of Net Assets
United States	49.7%
Australia	9.0%
Hong Kong	8.7%
Japan	7.3%
Germany	5.5%
France	4.8%
Singapore	4.0%
United Kingdom	3.4%
Austria	1.9%
Netherlands	1.7%
New Zealand	1.2%
Other Assets in Excess of Liabilities	2.8%
Total	100.0%

ASSET ALLOCATION BY SECTOR	Percent of Net Assets
Office	25.8%
Real Estate - Diversified	16.9%
Retail	12.5%
Residential	9.5%
Regional Malls	8.0%
Industrial	8.0%
Healthcare	5.5%
Hotel	2.8%
Specialty	2.6%
Real Estate Management/Service	1.9%
Strip Centers	1.5%
Real Estate Operator/Developer	1.2%
Homebuilders	0.9%
Mixed	0.1%
Other Assets in Excess of Liabilities	2.8%
Total	100.0%

TOP TEN HOLDINGS	Percent of Net Assets
Simon Property Group, Inc.	6.0%
ProLogis, Inc.	4.0%
Hongkong Land Holdings Ltd.	3.7%
Dexus Property Group	3.6%
Mid-America Apartment Communities, Inc.	3.3%
Westfield Corp.	3.2%
Mitsubishi Estate Company Ltd.	3.2%
Ventas, Inc.	3.0%
Alstria Office REIT - AG	3.0%
Vornado Realty Trust	2.7%
12Brookfield Investment Management Inc.

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited)
June 30, 2015

	Shares	Value
COMMON STOCKS – 97.2%
AUSTRALIA – 9.0%
Real Estate - Diversified – 3.6%
Dexus Property Group	4,176,100	$ 23,498,984
Retail – 5.4%
Scentre Group	4,914,173	14,195,628
Westfield Corp. [1]	2,999,200	21,065,612
Total Retail		35,261,240
Total AUSTRALIA		58,760,224
AUSTRIA – 1.9%
Office – 1.9%
CA Immobilien Anlagen AG	700,853	12,213,237
Total AUSTRIA		12,213,237
FRANCE – 4.8%
Office – 2.4%
Gecina SA	128,200	15,814,858
Real Estate - Diversified – 2.4%
Unibail-Rodamco SE	61,900	15,722,932
Total FRANCE		31,537,790
GERMANY – 5.5%
Mixed – 0.1%
DIC Asset AG	51,554	459,855
Office – 3.0%
Alstria Office REIT - AG	1,509,047	19,439,583
Real Estate Management/Service – 1.9%
Deutsche Annington Immobilien SE [1]	436,720	12,323,378
Residential – 0.5%
Grand City Properties SA	185,100	3,214,043
Total GERMANY		35,436,859
HONG KONG – 8.7%
Office – 3.7%
Hongkong Land Holdings Ltd.	2,961,800	24,288,522
Real Estate - Diversified – 3.0%
Cheung Kong Property Holdings Ltd. [1]	1,565,700	12,987,662
Sun Hung Kai Properties Ltd.	393,051	6,360,659
Total Real Estate - Diversified		19,348,321
Retail – 2.0%
Wharf Holdings Ltd.	1,922,400	12,775,395
Total HONG KONG		56,412,238
JAPAN – 7.3%
Homebuilders – 0.9%
Sekisui House Ltd.	379,000	6,018,883
Office – 4.4%
Mitsubishi Estate Company Ltd.	963,455	20,750,983

See Notes to Financial Statements.
2015 Semi-Annual Report13

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2015

	Shares	Value
COMMON STOCKS (continued)
Nippon Building Fund, Inc.	1,812	$ 7,930,263
Total Office		28,681,246
Real Estate - Diversified – 2.0%
Mitsui Fudosan Company Ltd.	456,000	12,760,206
Total JAPAN		47,460,335
NETHERLANDS – 1.7%
Retail – 1.7%
Atrium European Real Estate Ltd.	2,348,991	10,813,671
Total NETHERLANDS		10,813,671
NEW ZEALAND – 1.2%
Real Estate Operator/Developer – 1.2%
Precinct Properties New Zealand Ltd.	10,324,219	7,973,469
Total NEW ZEALAND		7,973,469
SINGAPORE – 4.0%
Industrial – 2.0%
Global Logistic Properties, Ltd.	6,781,500	12,730,706
Real Estate - Diversified – 2.0%
CapitaLand Ltd.	5,076,300	13,181,955
Total SINGAPORE		25,912,661
UNITED KINGDOM – 3.4%
Industrial – 1.0%
Hansteen Holdings PLC	3,574,080	6,486,177
Retail – 2.4%
Hammerson PLC	1,638,200	15,831,971
Total UNITED KINGDOM		22,318,148
UNITED STATES – 49.7%
Healthcare – 5.5%
HCP, Inc.	448,300	16,349,501
Ventas, Inc.	315,600	19,595,604
Total Healthcare		35,945,105
Hotel – 2.8%
Hersha Hospitality Trust	29,400	753,816
Host Hotels & Resorts, Inc.	742,100	14,715,843
Sunstone Hotel Investors, Inc.	193,894	2,910,349
Total Hotel		18,380,008
Industrial – 5.0%
DCT Industrial Trust, Inc.	200,225	6,295,074
ProLogis, Inc.	694,900	25,780,790
Total Industrial		32,075,864
Office – 10.4%
Brandywine Realty Trust	845,200	11,224,256
Corporate Office Properties Trust	465,500	10,957,870
Douglas Emmett, Inc.	532,750	14,352,285
Highwoods Properties, Inc.	283,000	11,305,850

See Notes to Financial Statements.
14Brookfield Investment Management Inc.

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2015

	Shares	Value
COMMON STOCKS (continued)
Parkway Properties, Inc.	569,100	$ 9,925,104
SL Green Realty Corp.	87,200	9,582,408
Total Office		67,347,773
Real Estate - Diversified – 3.9%
NorthStar Realty Finance Corp.	492,800	7,835,520
Vornado Realty Trust	185,600	17,619,008
Total Real Estate - Diversified		25,454,528
Regional Malls – 8.0%
CBL & Associates Properties, Inc.	794,575	12,872,115
Simon Property Group, Inc.	226,858	39,250,971
Total Regional Malls		52,123,086
Residential – 9.0%
AvalonBay Communities, Inc.	101,000	16,146,870
Camden Property Trust	153,600	11,409,408
Equity Residential	138,400	9,711,528
Mid-America Apartment Communities, Inc.	289,700	21,093,057
Total Residential		58,360,863
Retail – 1.0%
WP GLIMCHER, Inc.	479,300	6,484,929
Specialty – 2.6%
Outfront Media, Inc.	655,525	16,545,451
Strip Centers – 1.5%
Brixmor Property Group, Inc.	421,515	9,749,642
Total UNITED STATES		322,467,249
Total COMMON STOCKS (Cost $650,785,443)		631,305,881
Total Investments – 97.2% (Cost $650,785,443)		631,305,881
Other Assets in Excess of Liabilities – 2.8%		17,903,927
TOTAL NET ASSETS – 100.0%		$649,209,808

The following notes should be read in conjunction with the accompanying Schedule of Investments.
1	— Non-income producing security.

See Notes to Financial Statements.
2015 Semi-Annual Report15

Brookfield U.S. Listed Real Estate Fund
Portfolio Characteristics (Unaudited)
June 30, 2015

ASSET ALLOCATION BY SECTOR	Percent of Net Assets
Office	19.8%
Regional Malls	16.9%
Residential	16.8%
Healthcare	10.8%
Industrial	9.5%
Real Estate - Diversified	6.2%
Hotel	5.0%
Specialty	4.5%
Strip Centers	3.5%
Retail	3.0%
Triple Net Lease	0.9%
Other Assets in Excess of Liabilities	3.1%
Total	100.0%

TOP TEN HOLDINGS	Percent of Net Assets
Simon Property Group, Inc.	12.1%
ProLogis, Inc.	7.5%
Mid-America Apartment Communities, Inc.	5.2%
AvalonBay Communities, Inc.	4.9%
Ventas, Inc.	4.9%
CBL & Associates Properties, Inc.	4.8%
Outfront Media, Inc.	4.5%
HCP, Inc.	3.9%
Vornado Realty Trust	3.8%
Douglas Emmett, Inc.	3.8%
16Brookfield Investment Management Inc.

Brookfield U.S. Listed Real Estate Fund
Schedule of Investments (Unaudited)
June 30, 2015

	Shares	Value
COMMON STOCKS – 96.9%
Healthcare – 10.8%
HCP, Inc.	32,900	$ 1,199,863
National Health Investors, Inc.	9,800	610,540
Ventas, Inc.	23,900	1,483,951
Total Healthcare		3,294,354
Hotel – 5.0%
Hersha Hospitality Trust	2,900	74,356
Host Hotels & Resorts, Inc.	58,900	1,167,987
Sunstone Hotel Investors, Inc.	18,500	277,685
Total Hotel		1,520,028
Industrial – 9.5%
DCT Industrial Trust, Inc.	19,350	608,364
ProLogis, Inc.	62,000	2,300,200
Total Industrial		2,908,564
Office – 19.8%
Brandywine Realty Trust	80,300	1,066,384
Corporate Office Properties Trust	40,100	943,954
Douglas Emmett, Inc.	43,600	1,174,584
Highwoods Properties, Inc.	27,000	1,078,650
Parkway Properties, Inc.	36,500	636,560
SL Green Realty Corp.	10,600	1,164,834
Total Office		6,064,966
Real Estate - Diversified – 6.2%
NorthStar Realty Finance Corp.	46,300	736,170
Vornado Realty Trust	12,400	1,177,132
Total Real Estate - Diversified		1,913,302
Regional Malls – 16.9%
CBL & Associates Properties, Inc.	90,700	1,469,340
Simon Property Group, Inc.	21,400	3,702,628
Total Regional Malls		5,171,968
Residential – 16.8%
AvalonBay Communities, Inc.	9,400	1,502,778
Camden Property Trust	15,700	1,166,196
Equity Residential	12,700	891,159
Mid-America Apartment Communities, Inc.	21,800	1,587,258
Total Residential		5,147,391
Retail – 3.0%
WP GLIMCHER, Inc.	67,195	909,149
Specialty – 4.5%
Outfront Media, Inc.	55,326	1,396,428
Strip Centers – 3.5%
Brixmor Property Group, Inc.	46,600	1,077,858

See Notes to Financial Statements.
2015 Semi-Annual Report17

Brookfield U.S. Listed Real Estate Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2015

	Shares	Value
COMMON STOCKS (continued)
Triple Net Lease – 0.9%
Lexington Realty Trust	31,500	$ 267,120
Total COMMON STOCKS (Cost $30,336,362)		29,671,128
Total Investments – 96.9% (Cost $30,336,362)		29,671,128
Other Assets in Excess of Liabilities – 3.1%		938,289
TOTAL NET ASSETS – 100.0%		$ 30,609,417

See Notes to Financial Statements.
18Brookfield Investment Management Inc.

Brookfield Real Assets Securities Fund
Portfolio Characteristics (Unaudited)
June 30, 2015

ASSET ALLOCATION BY SECURITY TYPE	Percent of Net Assets
Common Stocks	62.0%
Corporate Bonds	24.7%
Preferred Stocks	4.2%
Subscription Rights	0.0%
Term Loans	0.8%
Other Assets in Excess of Liabilities	8.3%
Total	100.0%

ASSET ALLOCATION BY GEOGRAPHY	Percent of Net Assets
United States	59.9%
Canada	6.0%
United Kingdom	3.3%
Australia	2.9%
Japan	2.3%
Hong Kong	2.1%
France	1.9%
Singapore	1.7%
Spain	1.4%
Germany	1.2%
Switzerland	1.1%
Luxembourg	1.0%
Italy	0.9%
China	0.8%
Belgium	0.8%
Greece	0.8%
Netherlands	0.5%
Brazil	0.5%
Ireland	0.4%
Finland	0.4%
Mexico	0.4%
Austria	0.4%
Bermuda	0.4%
South Africa	0.3%
New Zealand	0.3%
Other Assets in Excess of Liabilities	8.3%
Total	100.0%

TOP TEN HOLDINGS	Percent of Net Assets
American Tower Corp.	1.4%
National Grid PLC	1.2%
Enbridge, Inc.	1.2%
The Williams Companies, Inc.	1.2%
Simon Property Group, Inc.	1.2%
Kinder Morgan, Inc.	1.2%
Enterprise Products Partners LP	1.1%
HCA, Inc., 5.88%, 05/01/23	0.9%
Iron Mountain, Inc., 6.00%, 08/15/23	0.8%
Energy Transfer Partners LP	0.8%
2015 Semi-Annual Report19

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited)
June 30, 2015

	Shares	Value
COMMON STOCKS – 62.0%
AUSTRALIA – 2.9%
Electric Utilities & Generation – 0.2%
Origin Energy Limited	13,200	$ 121,827
Exploration & Production – 0.1%
Karoon Gas Australia Ltd. [1]	23,500	40,764
Metals & Mining – 0.2%
BHP Billiton Ltd.	2,871	116,878
Real Estate - Diversified – 0.7%
Dexus Property Group	80,300	451,850
Refineries – 0.1%
Caltex Australia Ltd.	2,200	54,006
Retail – 1.1%
Scentre Group	95,600	276,161
Westfield Corp. [1]	57,700	405,270
Total Retail		681,431
Toll Roads – 0.5%
Transurban Group	42,600	305,426
Total AUSTRALIA		1,772,182
AUSTRIA – 0.4%
Office – 0.4%
CA Immobilien Anlagen AG	14,000	243,967
Total AUSTRIA		243,967
BRAZIL – 0.5%
Basic Materials – 0.0%
Vale SA	5,935	34,957
Electric Utilities & Generation – 0.2%
Renova Energia SA [1]	10,110	110,852
Exploration & Production – 0.1%
Petro Rio SA [1]	27,800	36,392
Paper & Forest Products – 0.2%
Fibria Celulose SA	11,051	150,404
Total BRAZIL		332,605
CANADA – 6.0%
Basic Materials – 1.1%
Agrium, Inc.	3,150	333,742
Barrick Gold Corp.	4,665	49,729
Dominion Diamond Corp. [1]	3,251	45,547
Potash Corporation of Saskatchewan, Inc.	8,683	268,912
Total Basic Materials		697,930
Chemicals – 0.2%
Methanex Corp.	2,590	144,159
Electric Utilities & Generation – 0.6%
Algonquin Power & Utilities Corp.	18,360	137,590
Boralex, Inc.	6,000	63,795

See Notes to Financial Statements.
20Brookfield Investment Management Inc.

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2015

	Shares	Value
COMMON STOCKS (continued)
Emera, Inc.	1,640	$ 51,655
TransAlta Renewables, Inc.	8,590	85,006
Total Electric Utilities & Generation		338,046
Exploration & Production – 0.9%
Advantage Oil & Gas Ltd. [1]	24,400	154,331
Cenovus Energy, Inc.	8,100	129,509
Husky Energy, Inc.	5,000	95,637
Peyto Exploration & Development Corp.	3,020	73,820
Seven Generations Energy Ltd. [1]	6,500	84,932
Total Exploration & Production		538,229
Gas Utilities – 0.0%
Trican Well Service Ltd.	6,600	21,930
Midstream – 0.3%
Keyera Corp.	4,700	156,918
Oilfield Services & Equipment – 0.2%
Xtreme Drilling & Coil Services Corp. [1]	58,550	130,788
Pipelines – 2.6%
Enbridge, Inc.	16,100	752,923
Inter Pipeline Ltd.	9,200	211,401
Pembina Pipeline Corp.	8,100	261,630
TransCanada Corp.	6,900	280,419
Veresen, Inc.	9,100	123,058
Total Pipelines		1,629,431
Ports – 0.1%
Westshore Terminals Investment Corp.	1,937	47,161
Total CANADA		3,704,592
CHINA – 0.8%
Electric Utilities & Generation – 0.1%
Huaneng Renewables Corporation Ltd.	121,300	48,911
Gas Utilities – 0.2%
ENN Energy Holdings Ltd.	20,700	124,476
Pipelines – 0.3%
Beijing Capital Interanational Airport Company Ltd.	58,300	67,128
Beijing Enterprises Holdings Ltd.	19,300	145,029
Total Pipelines		212,157
Ports – 0.2%
China Merchants Holdings International Company Ltd.	31,200	133,656
Total CHINA		519,200
FINLAND – 0.4%
Basic Materials – 0.4%
UPM-Kymmene OYJ	14,121	249,884
Total FINLAND		249,884
FRANCE – 1.9%
Communications – 0.2%
Eutelsat Communications SA	3,700	119,522

See Notes to Financial Statements.
2015 Semi-Annual Report21

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2015

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities & Generation – 0.2%
GDF Suez	4,800	$ 89,368
Office – 0.5%
Gecina SA	2,400	296,066
Real Estate - Diversified – 0.5%
Unibail-Rodamco SE	1,300	330,207
Toll Roads – 0.5%
Group Eurotunnel SA	21,500	311,734
Total FRANCE		1,146,897
GERMANY – 1.2%
Metals & Mining – 0.1%
ThyssenKrupp AG	2,245	58,403
Office – 0.6%
Alstria Office REIT - AG	28,300	364,561
Real Estate Management/Service – 0.4%
Deutsche Annington Immobilien SE [1]	8,670	244,650
Residential – 0.1%
Grand City Properties SA	3,600	62,510
Total GERMANY		730,124
HONG KONG – 2.1%
Electric Utilities & Generation – 0.1%
United Photovoltaics Group Ltd. [1]	156,000	24,516
Gas Utilities – 0.2%
Hong Kong & China Gas Company Ltd.	63,800	133,684
Office – 0.7%
Hongkong Land Holdings Ltd.	54,900	450,213
Real Estate - Diversified – 0.7%
Cheung Kong Property Holdings Ltd. [1]	33,700	279,545
Sun Hung Kai Properties Ltd.	10,500	169,919
Total Real Estate - Diversified		449,464
Retail – 0.4%
Wharf Holdings Ltd.	36,500	242,562
Total HONG KONG		1,300,439
IRELAND – 0.4%
Basic Materials – 0.2%
CRH PLC	4,420	124,246
Gas Utilities – 0.2%
Ardmore Shipping Corp.	10,700	129,577
Total IRELAND		253,823
ITALY – 0.9%
Electric Utilities & Generation – 0.4%
Enel Green Power SpA	75,900	148,370
ERG SpA	6,200	74,318
Total Electric Utilities & Generation		222,688

See Notes to Financial Statements.
22Brookfield Investment Management Inc.

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2015

	Shares	Value
COMMON STOCKS (continued)
Pipelines – 0.2%
Snam SpA	26,900	$ 128,018
Toll Roads – 0.3%
Atlantia SpA	8,900	219,901
Total ITALY		570,607
JAPAN – 2.3%
Basic Materials – 0.1%
JFE Holdings, Inc.	3,200	70,899
Gas Utilities – 0.4%
Tokyo Gas Company Ltd.	44,800	237,829
Homebuilders – 0.2%
Sekisui House Ltd.	7,559	120,044
Metals & Mining – 0.1%
Nippon Steel & Sumitomo Metal Corp.	24,000	62,228
Office – 0.9%
Mitsubishi Estate Company Ltd.	18,600	400,608
Nippon Building Fund, Inc.	32	140,049
Total Office		540,657
Rail – 0.2%
Central Japan Railway Co.	800	144,364
Real Estate - Diversified – 0.4%
Mitsui Fudosan Company Ltd.	8,800	246,250
Total JAPAN		1,422,271
LUXEMBOURG – 0.3%
Communications – 0.3%
SES SA	5,500	184,899
Total LUXEMBOURG		184,899
MEXICO – 0.4%
Airports – 0.1%
Grupo Aeroportuario del Pacifico SAB de DV	700	47,943
Chemicals – 0.2%
Mexichem SAB de CV [1]	51,600	149,047
Metals & Mining – 0.1%
Southern Copper Corp.	1,700	49,997
Total MEXICO		246,987
NETHERLANDS – 0.5%
Midstream – 0.2%
VOPAK	2,400	121,386
Retail – 0.3%
Atrium European Real Estate Ltd.	46,921	216,002
Total NETHERLANDS		337,388

See Notes to Financial Statements.
2015 Semi-Annual Report23

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2015

	Shares	Value
COMMON STOCKS (continued)
NEW ZEALAND – 0.3%
Real Estate Operator/Developer – 0.3%
Precinct Properties New Zealand Ltd.	200,514	$ 154,859
Total NEW ZEALAND		154,859
SINGAPORE – 0.9%
Industrial – 0.4%
Global Logistic Properties, Ltd.	123,700	232,218
Ports – 0.1%
Hutchison Port Holdings Trust	102,300	64,433
Real Estate - Diversified – 0.4%
CapitaLand Ltd.	100,600	261,235
Total SINGAPORE		557,886
SOUTH AFRICA – 0.3%
Basic Materials – 0.3%
Mondi PLC	7,912	170,339
Total SOUTH AFRICA		170,339
SPAIN – 1.4%
Building & Construction – 0.2%
Acciona SA	1,400	106,016
Communications – 0.1%
Cellnex Telecom SAU [1,2]	3,700	62,596
Electric Utilities & Generation – 0.3%
EDP Renovaveis SA	18,430	131,097
Saeta Yield SA	6,170	64,453
Total Electric Utilities & Generation		195,550
Electricity Transmission & Distribution – 0.3%
Red Electrica Corp. SA	2,300	184,690
Toll Roads – 0.5%
Abertis Infraestructuras SA	8,700	142,873
Ferrovial SA	9,100	197,711
Total Toll Roads		340,584
Total SPAIN		889,436
SWITZERLAND – 1.1%
Airports – 0.2%
Flughafen Zuerich AG	200	154,822
Basic Materials – 0.8%
Syngenta AG	5,694	464,687
Metals & Mining – 0.1%
Glencore PLC	22,100	88,625
Total SWITZERLAND		708,134
UNITED KINGDOM – 3.3%
Basic Materials – 0.1%
Antofagasta PLC	7,600	82,261

See Notes to Financial Statements.
24Brookfield Investment Management Inc.

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2015

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities & Generation – 0.3%
Drax Group PLC	17,080	$ 93,417
Infinis Energy PLC	23,220	70,779
Total Electric Utilities & Generation		164,196
Electricity Transmission & Distribution – 1.2%
National Grid PLC	58,800	756,800
Exploration & Production – 0.3%
Genel Energy Plc [1]	8,400	66,951
Tullow Oil PLC	17,100	91,387
Total Exploration & Production		158,338
Industrial – 0.2%
Hansteen Holdings PLC	67,300	122,135
Metals & Mining – 0.1%
Rio Tinto PLC	1,121	46,196
Retail – 0.5%
Hammerson PLC	31,600	305,390
Water – 0.6%
Severn Trent PLC	5,800	189,522
United Utilities Group PLC	14,100	197,488
Total Water		387,010
Total UNITED KINGDOM		2,022,326
UNITED STATES – 33.7%
Basic Materials – 1.8%
Boise Cascade Co. [1]	4,040	148,187
CVR Partners LP	10,983	138,715
Horsehead Holding Corp. [1]	6,022	70,578
International Paper Co.	2,370	112,788
Monsanto Co.	1,955	208,383
Mosaic Co./The	4,209	197,192
Newmont Mining Corp.	1,932	45,132
Nucor Corp.	1,466	64,607
Packaging Corporation of America	1,044	65,240
Stillwater Mining Co. [1]	3,750	43,462
Total Basic Materials		1,094,284
Chemicals – 0.3%
Axiall Corp.	3,300	118,965
Westlake Chemical Corp.	600	41,154
Total Chemicals		160,119
Communications – 0.6%
SBA Communications Corp. [1]	3,000	344,910
Consumer Non-Cyclical – 0.2%
Bunge Ltd.	1,800	158,040
Electric Utilities & Generation – 1.2%
8Point3 Energy Partners LP [1]	3,200	59,584
NextEra Energy, Inc.	1,810	177,434

See Notes to Financial Statements.
2015 Semi-Annual Report25

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2015

	Shares	Value
COMMON STOCKS (continued)
NRG Yield Operating, Inc.	1,170	$ 25,728
NRG Yield Operating, Inc.	2,240	49,034
Pattern Energy Group, Inc.	5,260	149,279
SunEdison, Inc. [1]	1,090	32,602
TerraForm Power, Inc.	3,380	128,373
Vivint Solar, Inc. [1]	8,060	98,090
Total Electric Utilities & Generation		720,124
Electricity Transmission & Distribution – 0.8%
Eversource Energy	2,800	127,148
ITC Holdings Corp.	7,940	255,509
Northwestern Corp.	1,740	84,825
Total Electricity Transmission & Distribution		467,482
Energy – 0.2%
Chesapeake Energy Corp.	7,670	85,674
Tallgrass Energy GP LP [1]	1,800	57,870
Total Energy		143,544
Exploration & Production – 1.7%
Anadarko Pertroleum Corp.	1,200	93,672
Black Stone Minerals LP [1]	11,100	191,142
Cabot Oil & Gas Corp.	3,600	113,544
California Resournces Corp.	17,100	103,284
Concho Resources, Inc. [1]	1,090	124,107
EP Energy Corp. [1]	5,200	66,196
SM Energy Co.	7,400	341,288
Total Exploration & Production		1,033,233
Gas Utilities – 0.8%
Aspen Technology, Inc. [1]	1,000	45,550
NiSource, Inc.	6,500	296,335
One Gas, Inc.	3,100	131,936
Tesco Corp.	3,700	40,330
Total Gas Utilities		514,151
Healthcare – 1.1%
HCP, Inc.	8,200	299,054
Ventas, Inc.	5,800	360,122
Total Healthcare		659,176
Hotel – 0.6%
Hersha Hospitality Trust	600	15,384
Host Hotels & Resorts, Inc.	14,100	279,603
Sunstone Hotel Investors, Inc.	3,600	54,036
Total Hotel		349,023
Industrial – 1.4%
DCT Industrial Trust, Inc.	3,900	122,616
Deere & Co.	2,825	274,166
ProLogis, Inc.	13,200	489,720
Total Industrial		886,502

See Notes to Financial Statements.
26Brookfield Investment Management Inc.

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2015

	Shares	Value
COMMON STOCKS (continued)
Infrastructure - Diversified – 0.4%
CenterPoint Energy, Inc.	13,500	$ 256,905
Midstream – 2.9%
Crestwood Equity Partners LP	10,590	43,737
EQT Midstream Partners LP	910	74,201
MarkWest Energy Partners LP	4,707	265,381
Phillips 66 Partners LP	1,050	75,600
Rice Midstream Partners LP	6,720	116,659
Sunoco Logistics Partners LP	4,830	183,685
Targa Resources Corp.	2,200	196,284
Tesoro Logistics LP	1,960	111,955
The Williams Companies, Inc.	13,100	751,809
Total Midstream		1,819,311
Office – 2.0%
Brandywine Realty Trust	15,700	208,496
Corporate Office Properties Trust	8,700	204,798
Douglas Emmett, Inc.	9,600	258,624
Highwoods Properties, Inc.	5,400	215,730
Parkway Properties, Inc.	11,300	197,072
SL Green Realty Corp.	1,600	175,824
Total Office		1,260,544
Oil, Gas & Consumable Fuels – 0.7%
Exxon Mobil Corp.	3,000	249,600
Gulfport Energy Corp. [1]	500	20,125
Oasis Petroleum, Inc. [1]	6,600	104,610
Teekay Offshore Partners LP	3,430	69,389
Total Oil, Gas & Consumable Fuels		443,724
Oilfield Services & Equipment – 1.0%
Exterran Holdings, Inc.	5,200	169,780
National Oilwell Varco, Inc.	5,200	251,056
Schlumberger Ltd.	2,000	172,380
Total Oilfield Services & Equipment		593,216
Other – 0.3%
Alliance Resource Partners LP	1,260	31,450
EV Energy Partners LP	1,450	16,573
Rice Energy, Inc. [1]	3,900	81,237
Teekay LNG Partners LP	1,080	34,776
Vulcan Materials Co.	589	49,435
Total Other		213,471
Pipelines – 6.0%
Boardwalk Pipeline Partners LP	10,180	147,814
Buckeye Partners LP	2,410	178,171
Columbia Pipeline Partners LP	1,410	35,532
Energy Transfer Equity LP	1,208	77,517
Energy Transfer Partners LP	9,940	518,868
Enterprise Products Partners LP	23,720	708,991
Kinder Morgan, Inc.	18,500	710,215

See Notes to Financial Statements.
2015 Semi-Annual Report27

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2015

	Shares	Value
COMMON STOCKS (continued)
NGL Energy Partners LP	2,490	$ 75,522
NuStar Energy LP	2,470	146,595
Plains All American Pipeline LP	5,230	227,871
Sempra Energy	5,000	494,700
Spectra Energy Corp.	4,800	156,480
Spectra Energy Partners LP	1,900	87,590
Williams Partners LP	3,369	163,171
Total Pipelines		3,729,037
Rail – 0.8%
CSX Corp.	1,900	62,035
Kansas City Southern	1,400	127,680
Union Pacific Corp.	3,200	305,184
Total Rail		494,899
Real Estate - Diversified – 0.8%
NorthStar Realty Finance Corp.	8,800	139,920
Vornado Realty Trust	3,500	332,255
Total Real Estate - Diversified		472,175
Refineries – 0.4%
Valero Energy Corp.	2,400	150,240
Western Refinancing, Inc.	1,910	83,314
Total Refineries		233,554
Regional Malls – 1.6%
CBL & Associates Properties, Inc.	14,500	234,900
Simon Property Group, Inc.	4,220	730,144
Total Regional Malls		965,044
Residential – 1.8%
AvalonBay Communities, Inc.	1,900	303,753
Camden Property Trust	3,000	222,840
Equity Residential	2,600	182,442
Mid-America Apartment Communities, Inc.	5,500	400,455
Total Residential		1,109,490
Retail – 0.2%
WP GLIMCHER, Inc.	9,200	124,476
Specialty – 0.5%
Outfront Media, Inc.	12,200	307,928
Strip Centers – 0.3%
Brixmor Property Group, Inc.	7,900	182,727
Telecommunications – 2.1%
American Tower Corp.	9,100	848,939
Crown Castle International Corp.	5,900	473,770
Total Telecommunications		1,322,709
Transmission & Distribution – 0.7%
PG&E Corp.	9,000	441,900

See Notes to Financial Statements.
28Brookfield Investment Management Inc.

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2015

	Shares	Value
COMMON STOCKS (continued)
Water – 0.5%
American Water Works Company, Inc.	5,900	$ 286,917
Total UNITED STATES		20,788,615
Total COMMON STOCKS (Cost $40,126,822)		38,307,460

	Interest Rate	Maturity	Principal Amount (000s)	Value
CORPORATE BONDS – 24.7%
BELGIUM – 0.8%
Energy – 0.8%
LBC Tank Terminals Holding Netherlands BV	6.88%	05/15/23	$ 500	$ 516,250
Total BELGIUM				516,250
BERMUDA – 0.4%
Transportation – 0.4%
Teekay Offshore Partners LP	6.00	07/30/19	250	225,938
Total BERMUDA				225,938
GREECE – 0.8%
Services – 0.8%
Dynagas LNG Partners LP	6.25	10/30/19	500	470,000
Total GREECE				470,000
LUXEMBOURG – 0.7%
Telecommunications – 0.7%
Intelsat Luxembourg SA	7.75	06/01/21	500	417,500
Total LUXEMBOURG				417,500
SINGAPORE – 0.8%
Financial Services – 0.8%
Puma International Financing SA	6.75	02/01/21	500	508,730
Total SINGAPORE				508,730
UNITED STATES – 21.2%
Electric Utilities & Generation – 0.8%
TerraForm Power Operating LLC [2]	5.88	02/01/23	500	507,500
Energy – 6.8%
Blue Racer Midstream LLC [2]	6.13	11/15/22	500	515,000
Chesapeake Energy Corp.	4.88	04/15/22	500	433,750
EP Energy LLC [2]	6.38	06/15/23	250	250,625
EV Energy Partners LP	8.00	04/15/19	500	465,000
Ferrellgas LP	6.75	01/15/22	500	501,250
Global Partners LP	6.25	07/15/22	300	288,000
Holly Energy Partners LP	6.50	03/01/20	250	249,375
MarkWest Energy Partners LP	4.88	12/01/24	500	488,750
Suburban Propane Partners LP	5.50	06/01/24	500	499,750
Tesoro Logistics LP [2]	6.25	10/15/22	500	517,500
Total Energy				4,209,000

See Notes to Financial Statements.
2015 Semi-Annual Report29

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2015

	Interest Rate	Maturity	Principal Amount (000s)	Value
CORPORATE BONDS (continued)
Healthcare – 0.9%
HCA, Inc.	5.88%	05/01/23	$ 500	$ 531,250
Media – 1.6%
Lamar Media Corp.	5.38	01/15/24	500	505,625
Mediacom Broadband LLC	6.38	04/01/23	500	500,000
Total Media				1,005,625
Services – 3.2%
Casella Waste Systems, Inc.	7.75	02/15/19	500	505,000
Iron Mountain, Inc.	6.00	08/15/23	500	522,500
MasTec, Inc.	4.88	03/15/23	500	456,250
United Rentals North America, Inc.	5.75	11/15/24	500	492,500
Total Services				1,976,250
Telecommunications – 5.1%
CenturyLink, Inc.	7.65	03/15/42	500	452,500
Crown Castle International Corp.	5.25	01/15/23	500	503,625
CyrusOne LP	6.38	11/15/22	500	517,500
Fairpoint Communications, Inc. [2]	8.75	08/15/19	250	260,000
Frontier Communications Corp.	7.63	04/15/24	500	441,250
Level 3 Communications, Inc. [2]	5.38	05/01/25	500	481,875
Zayo Group LLC [2]	6.00	04/01/23	500	493,850
Total Telecommunications				3,150,600
Transportation – 0.4%
Watco Companies LLC [2]	6.38	04/01/23	250	253,125
Utility – 2.4%
AES Corp.	4.88	05/15/23	500	470,000
NRG Energy, Inc.	6.25	07/15/22	500	507,500
NRG Yield Operating, Inc. [2]	5.38	08/15/24	500	503,750
Total Utility				1,481,250
Total UNITED STATES				13,114,600
Total CORPORATE BONDS (Cost $15,841,700)				15,253,018

	Shares	Value
PREFERRED STOCKS – 4.2%
UNITED STATES – 4.2%
Office – 2.1%
CoreSite Realty Corp., Series A, 7.25%	14,900	$ 388,145
Equity Commonwealth, 6.50%	17,600	428,384
Kilroy Realty Corp., 6.38%	3,800	96,710
Vornado Realty Trust, 5.70%	16,000	380,160
Total Office		1,293,399
Other – 0.2%
Digital Realty Trust, Inc.	6,600	156,090
Residential – 0.5%
American Homes 4 Rent, 5.00%	11,900	299,285

See Notes to Financial Statements.
30Brookfield Investment Management Inc.

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2015

	Shares	Value
PREFERRED STOCKS (continued)
Self Storage – 0.6%
Public Storage, 5.63%	15,400	$ 375,298
Strip Centers – 0.2%
DDR Corp., 6.25%	3,800	95,836
Triple Net Lease – 0.6%
EPR Properties, 6.63%	3,800	98,800
Gramercy Property Trust, Inc., 7.13%	4,826	127,889
Lexington Realty Trust, 6.50%	3,200	152,736
Total Triple Net Lease		379,425
Total UNITED STATES		2,599,333
Total PREFERRED STOCKS (Cost $2,641,581)		2,599,333
SUBSCRIPTION RIGHTS – 0.0%
SPAIN – 0.0%
Toll Roads – 0.0%
Abertis Infraestructuras SA	8,700	7,177
Total SPAIN		7,177
Total SUBSCRIPTION RIGHTS (Cost $7,310)		7,177

	Interest Rate	Maturity	Principal Amount (000s)	Value
TERM LOANS – 0.8%
UNITED STATES – 0.8%
Fairpoint Communications, Inc. [3,4]	7.50%	02/14/19	$ 249	$ 251,157
Four Seasons Holdings, Inc. [3,4]	6.25	12/28/20	250	250,000
Total UNITED STATES				501,157
Total TERM LOANS (Cost $503,511)				501,157
Total Investments – 91.7% (Cost $59,120,924)				56,668,145
Other Assets in Excess of Liabilities – 8.3%				5,105,401
TOTAL NET ASSETS – 100.0%				$ 61,773,546

The following notes should be read in conjunction with the accompanying Schedule of Investments.
1	— Non-income producing security.
2	— Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2015, the total value of all such securities was $3,845,821 or 6.2% of net assets.
3	— Variable rate security – Interest rate shown is the rate in effect as of June 30, 2015.
4	— Private Placement.

See Notes to Financial Statements.
2015 Semi-Annual Report31

BROOKFIELD INVESTMENT FUNDS
Statements of Assets and Liabilities (Unaudited)
June 30, 2015

	Infrastructure Fund	Global Real Estate Fund	U.S. Real Estate Fund	Real Assets Securities Fund
Assets:
Investments in securities, at value (Note 2)	$505,759,322	$631,305,881	$29,671,128	$56,668,145
Cash	3,694,399	18,561,835	492,649	4,480,254
Cash on deposit with brokers for swap contracts	—	—	—	260,000
Dividends and interest receivable, net	2,866,857	1,804,591	116,100	401,271
Receivable for investments sold	7,335,745	6,371,446	728,727	592,686
Receivable for fund shares sold	147,800	10,966,504	—	—
Unrealized appreciation on open swap contracts	—	—	—	69,615
Deferred offering costs	—	—	—	47,367
Prepaid expenses	72,843	41,054	30,960	16,035
Total assets	519,876,966	669,051,311	31,039,564	62,535,373
Liabilities:
Payable for investments purchased	3,186,854	17,100,491	348,889	679,761
Payable for fund shares purchased	1,021,914	2,274,259	—	—
Distribution fee payable	292,254	22,835	95	9
Investment advisory fee payable	424,506	240,984	20,589	3,496
Administration fee payable	65,670	68,649	3,897	7,703
Trustees' fee payable	7,352	7,774	1,841	2,122
Accrued expenses	141,748	126,511	54,836	68,736
Total liabilities	5,140,298	19,841,503	430,147	761,827
Commitments and contingencies (Note 9)
Net Assets	$514,736,668	$649,209,808	$30,609,417	$61,773,546
Composition of Net Assets:
Paid-in capital (Note 6)	$509,049,683	$665,066,009	$29,164,458	$64,727,493
Distributions in excess of net investment income	(6,230,376)	(5,718,014)	(164,333)	(61,364)
Accumulated net realized gain (loss) on investment transactions, swap contracts and foreign currency translations	(9,510,314)	9,352,002	2,274,526	(510,036)
Net unrealized appreciation (depreciation) on investments, swap contracts and foreign currency translations	21,427,675	(19,490,189)	(665,234)	(2,382,547)
Net assets applicable to capital shares outstanding	$514,736,668	$649,209,808	$30,609,417	$61,773,546
Total investments at cost	$484,331,695	$650,785,443	$30,336,362	$59,120,924
Net Assets
Class A Shares — Net Assets	$ 63,140,623	$ 25,652,967	$ 88,054	$ 964
Shares outstanding	4,823,090	1,989,116	8,189	101
Net asset value and redemption price per share	$ 13.09	$ 12.90	$ 10.75	$ 9.54
Offering price per share based on a maximum sales charge of 4.75%	$ 13.74	$ 13.54	$ 11.29	$ 10.02
Class C Shares — Net Assets	$ 29,573,605	$ 6,750,069	$ 1,194	$ 960
Shares outstanding	2,286,597	525,942	111	101
Net asset value and redemption price per share	$ 12.93	$ 12.83	$ 10.79*	$ 9.54*
Class Y Shares — Net Assets	$149,033,606	$232,521,836	$ 226,432	$ 2,144,560
Shares outstanding	11,354,812	17,994,903	21,090	224,930
Net asset value and redemption price per share	$ 13.13	$ 12.92	$ 10.74	$ 9.53
Class I Shares — Net Assets	$272,988,834	$384,284,936	$30,293,737	$59,627,062
Shares outstanding	20,792,211	29,764,323	2,825,727	6,262,452
Net asset value and redemption price per share	$ 13.13	$ 12.91	$ 10.72	$ 9.52

*	Net asset value does not calculate due to fractional shares outstanding.

See Notes to Financial Statements.
32Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2015

	Infrastructure Fund	Global Real Estate Fund	U.S. Real Estate Fund	Real Assets Securities Fund
Investment Income:
Dividends (net of foreign withholding tax of $578,413, $326,028, $0 and $24,239)	$ 7,136,469	$ 7,797,122	$ 469,030	$ 473,071
Interest	—	—	—	372,212
Total investment income	7,136,469	7,797,122	469,030	845,283
Expenses:
Investment advisory fees (Note 3)	2,140,700	1,793,062	125,058	199,449
Administration fees (Note 3)	377,771	358,612	25,012	35,197
Distribution fees — Class A	88,124	18,125	154	2
Distribution fees — Class C	161,780	26,575	32	5
Transfer agent fees	83,960	57,728	27,328	32,724
Custodian fees	44,796	50,631	4,968	32,699
Fund accounting fees	43,071	70,605	30,928	48,920
Trustees' fees	40,892	39,226	9,535	10,231
Registration fees	29,258	45,723	1,821	11,480
Audit and tax services	28,801	26,201	21,201	21,438
Legal fees	26,489	27,257	8,619	9,709
Insurance	25,789	11,363	1,517	—
Reports to shareholders	20,199	14,917	2,860	8,367
Miscellaneous	5,705	2,379	1,893	3,309
Interest expense	2,814	492	—	—
Offering fees	—	—	—	60,374
Total operating expenses	3,120,149	2,542,896	260,926	473,904
Less expenses reimbursed by the investment adviser (Note 3)	(99,929)	(226,985)	(102,333)	(215,787)
Net expenses	3,020,220	2,315,911	158,593	258,117
Net investment income	4,116,249	5,481,211	310,437	587,166
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Foreign Currency Translations:
Net realized gain (loss) on:
Investments	(2,479,722)	10,562,803	1,563,232	(354,163)
Swap contracts	—	—	—	(69,923)
Foreign currency transactions	(151,238)	(131,981)	—	3,891
Net realized gain (loss)	(2,630,960)	10,430,822	1,563,232	(420,195)
Net change in unrealized appreciation (depreciation) on:
Investments	(31,228,201)	(35,534,094)	(4,392,301)	(1,852,106)
Swap contracts	—	—	—	69,615
Foreign currency translations	18,028	(4,856)	—	466
Net change in unrealized appreciation (depreciation)	(31,210,173)	(25,108,128)	(4,392,301)	(1,782,025)
Net realized and unrealized loss	(33,841,133)	(25,108,128)	(2,829,069)	(2,202,220)
Net decrease in net assets resulting from operations	$(29,724,884)	$(19,626,917)	$(2,518,632)	$(1,615,054)

See Notes to Financial Statements.
2015 Semi-Annual Report33

BROOKFIELD INVESTMENT FUNDS
Statements of Changes in Net Assets

Infrastructure Fund		Global Real Estate Fund
	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$ 4,116,249	$ 5,041,337	$ 5,481,211	$ 5,296,686
Net realized gain (loss) on investments, foreign currency and foreign currency translations	(2,630,960)	16,382,653	10,430,822	10,800,148
Net unrealized appreciation (depreciation) on investments, foreign currency and foreign currency translations	(31,210,173)	4,245,507	(35,538,950)	15,489,995
Net increase (decrease) in net assets resulting from operations	(29,724,884)	25,669,497	(19,626,917)	31,586,829
Distributions to Shareholders:
From net investment income:
Class A shares	(998,029)	(1,545,898)	(295,952)	(213,325)
Class C shares	(354,724)	(247,600)	(68,995)	(107,792)
Class Y shares	(2,515,590)	(2,383,478)	(3,107,817)	(3,765,253)
Class I shares	(4,341,251)	(2,603,342)	(4,190,160)	(5,748,154)
From net realized gain on investments:
Class A shares	—	(2,893,157)	—	(146,615)
Class C shares	—	(1,309,663)	—	(106,536)
Class Y shares	—	(7,844,321)	—	(3,014,847)
Class I shares	—	(6,626,031)	—	(5,243,265)
Total distributions paid	(8,209,594)	(25,453,490)	(7,662,924)	(18,345,787)
Capital Share Transactions (Note 6):
Subscriptions	176,948,635	330,468,112	364,773,284	273,420,839
Reinvestments of distributions	7,402,509	21,926,742	6,577,529	14,280,837
Redemptions	(111,430,834)	(253,824,916)	(38,130,122)	(85,114,013)
Redemption fees	93,100	45,535	70,838	63,661
Net increase in capital share transactions	73,013,410	98,615,473	333,291,529	202,651,324
Total increase (decrease) in net assets	35,078,932	98,831,480	306,001,688	215,892,366
Net Assets:
Beginning of period	479,657,736	380,826,256	343,208,120	127,315,754
End of period	$ 514,736,668	$ 479,657,736	$649,209,808	$343,208,120
(including distributions in excess of net investment income)	$ (6,230,376)	$ (2,137,031)	$ (5,718,014)	$ (3,536,301)

See Notes to Financial Statements.
34Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Statements of Changes in Net Assets (continued)

U.S. Real Estate Fund		Real Assets Securities Fund
	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (Unaudited)	For the Period November 11, 2014[1] through December 31, 2014
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$ 310,437	$ 970,219	$ 587,166	$ 64,929
Net realized gain (loss) on investments, foreign currency and foreign currency translations	1,563,232	2,983,070	(420,195)	(109,562)
Net unrealized appreciation (depreciation) on investments, foreign currency and foreign currency translations	(4,392,301)	3,431,648	(1,782,025)	(600,522)
Net increase (decrease) in net assets resulting from operations	(2,518,632)	7,384,937	(1,615,054)	(645,155)
Distributions to Shareholders:
From net investment income:
Class A shares	(1,392)	(2,745)	(8)	(2)
Class C shares	(69)	(28)	(5)	(2)
Class Y shares	(4,241)	(978,320)	(21,780)	(3)
Class I shares	(469,068)	(2,413)	(607,017)	(72,345)
From net realized gain on investments:
Class A shares	—	(8,924)	—	—
Class C shares	—	(89)	—	—
Class Y shares	—	(8,344)	—	—
Class I shares	—	(2,233,975)	—	—
Total distributions paid	(474,770)	(3,234,838)	(628,810)	(72,352)
Capital Share Transactions (Note 6):
Subscriptions	357,609	248,364	39,860,423	25,004,000
Reinvestments of distributions	474,770	3,234,839	565,209	61,501
Redemptions	(249,282)	(26,200)	(756,216)	—
Redemption fees	1,127	—	—	—
Net increase in capital share transactions	584,224	3,457,003	39,669,416	25,065,501
Total increase (decrease) in net assets	(2,409,178)	7,607,102	37,425,552	24,347,994
Net Assets:
Beginning of period	33,018,595	25,411,493	24,347,994	—
End of period	$30,609,417	$33,018,595	$61,773,546	$24,347,994
(including distributions in excess of net investment income)	$ (164,333)	$ —	$ (61,364)	$ (19,720)

[1]	Commencement of operations.

See Notes to Financial Statements.
2015 Semi-Annual Report35

Brookfield Global Listed Infrastructure Fund
Financial Highlights

Class A	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Period December 29, 2011[1] through December 31, 2011
Per Share Operating Performance:
Net asset value, beginning of period	$ 14.15	$ 13.91	$ 11.61	$ 10.15	$ 10.13
Net investment income[2]	0.09	0.15	0.17	0.21	0.00 [3]
Net realized and unrealized gain (loss) on investment transactions	(0.95)	0.88	2.46	1.50	0.02
Net increase (decrease) in net asset value resulting from operations	(0.86)	1.03	2.63	1.71	0.02
Distributions from net investment income	(0.20)	(0.22)	(0.22)	(0.11)	(0.00) [3]
Distributions from net realized capital gain	—	(0.57)	(0.11)	(0.14)	—
Total distributions paid	(0.20)	(0.79)	(0.33)	(0.25)	(0.00) [3]
Redemption fees	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	—
Net asset value, end of period	$ 13.09	$ 14.15	$ 13.91	$ 11.61	$ 10.15
Total Investment Return†	-6.13% [4]	7.27%	22.86%	16.87%	0.20% [4]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$63,141	$74,164	$104,349	$16,547	$ 2,302
Gross operating expenses	1.38% [5]	1.44%	1.51%	2.16%	34.45% [5]
Net expenses, including fee waivers and reimbursement	1.35% [5]	1.35%	1.35%	1.42%	1.60% [5]
Net investment income (loss)	1.33% [5]	1.01%	1.30%	1.85%	(1.60)% [5]
Net investment income (loss), excluding the effect of fee waivers and reimbursement	1.30% [5]	0.92%	1.14%	1.11%	(34.45)% [5]
Portfolio turnover rate	47% [4]	85%	64%	88%	1% [4]

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
[1]	Commencement of operations.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Rounds to less than $0.005.
[4]	Not annualized.
[5]	Annualized.

Class C	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Period May 1, 2012[1] through December 31, 2012
Per Share Operating Performance:
Net asset value, beginning of period	$ 13.98	$ 13.80	$ 11.57	$11.02
Net investment income[2]	0.04	0.04	0.08	0.10
Net realized and unrealized gain (loss) on investment transactions	(0.94)	0.86	2.43	0.69
Net increase (decrease) in net asset value resulting from operations	(0.90)	0.90	2.51	0.79
Distributions from net investment income	(0.15)	(0.15)	(0.17)	(0.10)
Distributions from net realized capital gain	—	(0.57)	(0.11)	(0.14)
Total distributions paid	(0.15)	(0.72)	(0.28)	(0.24)
Redemption fees	0.00 [3]	0.00 [3]	0.00 [3]	—
Net asset value, end of period	$ 12.93	$ 13.98	$ 13.80	$11.57
Total Investment Return†	-6.53% [4]	6.41%	21.85%	7.19% [4]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$29,574	$33,470	$15,378	$ 829
Gross operating expenses	2.13% [5]	2.19%	2.26%	2.63% [5]
Net expenses, including fee waivers and reimbursement	2.10% [5]	2.10%	2.10%	2.13% [5]
Net investment income	0.59% [5]	0.24%	0.58%	1.67% [5]
Net investment income, excluding the effect of fee waivers and reimbursement	0.56% [5]	0.15%	0.42%	0.17% [5]
Portfolio turnover rate	47% [4]	85%	64%	88% [4]

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
[1]	Commencement of operations.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Rounds to less than $0.005.
[4]	Not annualized.
[5]	Annualized.

See Notes to Financial Statements.
36Brookfield Investment Management Inc.

Brookfield Global Listed Infrastructure Fund
Financial Highlights

Class Y	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Period December 1, 2011[1] through December 31, 2011
Per Share Operating Performance:
Net asset value, beginning of period	$ 14.18	$ 13.93	$ 11.62	$ 10.15	$ 10.00
Net investment income[2]	0.11	0.19	0.19	0.24	0.03
Net realized and unrealized gain (loss) on investment transactions	(0.95)	0.88	2.47	1.49	0.13
Net increase (decrease) in net asset value resulting from operations	(0.84)	1.07	2.66	1.73	0.16
Distributions from net investment income	(0.22)	(0.25)	(0.24)	(0.12)	(0.01)
Distributions from net realized capital gain	—	(0.57)	(0.11)	(0.14)	—
Total distributions paid	(0.22)	(0.82)	(0.35)	(0.26)	(0.01)
Redemption fees	0.01	0.00 [3]	0.00 [3]	—	—
Net asset value, end of period	$ 13.13	$ 14.18	$ 13.93	$ 11.62	$ 10.15
Total Investment Return†	-5.93% [4]	7.54%	23.11%	17.06%	1.58% [4]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$149,034	$199,436	$76,014	$20,300	$ 13
Gross operating expenses	1.13% [5]	1.19%	1.26%	1.67%	18.59% [5]
Net expenses, including fee waivers and reimbursement	1.10% [5]	1.10%	1.10%	1.13%	1.35% [5]
Net investment income	1.55% [5]	1.22%	1.49%	2.86%	1.66% [5]
Net investment income (loss), excluding the effect of fee waivers and reimbursement	1.52% [5]	1.13%	1.33%	2.32%	(15.39)% [5]
Portfolio turnover rate	47%	85%	64%	88%	1% [4]

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
[1]	Commencement of operations.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Rounds to less than $0.005.
[4]	Not annualized.
[5]	Annualized.

Class I	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Period December 1, 2011[1] through December 31, 2011
Per Share Operating Performance:
Net asset value, beginning of period	$ 14.19	$ 13.94	$ 11.63	$ 10.15	$ 10.00
Net investment income[2]	0.13	0.18	0.19	0.24	0.02
Net realized and unrealized gain on investment transactions	(0.97)	0.89	2.47	1.50	0.14
Net increase (decrease) in net asset value resulting from operations	(0.84)	1.07	2.66	1.74	0.16
Distributions from net investment income	(0.22)	(0.25)	(0.24)	(0.12)	(0.01)
Distributions from net realized capital gain	—	(0.57)	(0.11)	(0.14)	—
Total distributions paid	(0.22)	(0.82)	(0.35)	(0.26)	(0.01)
Redemption fees	0.00 [3]	0.00 [3]	0.00 [3]	—	—
Net asset value, end of period	$ 13.13	$ 14.19	$ 13.94	$ 11.63	$ 10.15
Total Investment Return†	-6.00% [4]	7.53%	23.09%	17.16%	1.58% [4]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$272,989	$172,587	$185,085	$83,088	$10,117
Gross operating expenses	1.13% [5]	1.19%	1.26%	1.78%	19.53% [5]
Net expenses, including fee waivers and reimbursement	1.10% [5]	1.10%	1.10%	1.17%	1.35% [5]
Net investment income	1.92% [5]	1.21%	1.49%	2.06%	1.66% [5]
Net investment income (loss), excluding the effect of fee waivers and reimbursement	1.89% [5]	1.12%	1.33%	1.45%	(16.34)% [5]
Portfolio turnover rate	47% [4]	85%	64%	88%	1% [4]

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
[1]	Commencement of operations.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Rounds to less than $0.005.
[4]	Not annualized.
[5]	Annualized.

See Notes to Financial Statements.
2015 Semi-Annual Report37

Brookfield Global Listed Real Estate Fund
Financial Highlights

Class A	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Period May 1, 2012[1] through December 31, 2012
Per Share Operating Performance:
Net asset value, beginning of period	$ 13.30	$11.85	$11.99	$11.57
Net investment income[2]	0.16	0.35	0.21	0.14
Net realized and unrealized gain (loss) on investment transactions	(0.37)	1.92	0.38	1.50
Net increase (decrease) in net asset value resulting from operations	(0.21)	2.27	0.59	1.64
Distributions from net investment income	(0.19)	(0.47)	(0.25)	(0.55)
Distributions from net realized capital gain	—	(0.35)	(0.48)	(0.67)
Total distributions paid	(0.19)	(0.82)	(0.73)	(1.22)
Redemption fees	0.00 [3]	0.00 [3]	0.00 [3]	—
Net asset value, end of period	$ 12.90	$13.30	$11.85	$11.99
Total Investment Return†	-1.75% [4]	19.25%	4.99%	14.89% [4]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$25,653	$5,812	$4,942	$ 639
Gross operating expenses	1.30% [5]	1.41%	1.66%	2.54% [5]
Net expenses, including fee waivers and reimbursement	1.20% [5]	1.20%	1.20%	1.23% [5]
Net investment income	2.34% [5]	2.64%	1.69%	2.08% [5]
Net investment income, excluding the effect of fee waivers and reimbursement	2.24% [5]	2.43%	1.23%	0.77% [5]
Portfolio turnover rate	43% [4]	108%	147%	106% [4]

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
[1]	Commencement of operations.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Rounds to less than $0.005.
[4]	Not annualized.
[5]	Annualized.

Class C	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Period May 1, 2012[1] through December 31, 2012
Per Share Operating Performance:
Net asset value, beginning of period	$13.24	$11.83	$12.00	$11.57
Net investment income[2]	0.09	0.31	0.11	0.07
Net realized and unrealized gain (loss) on investment transactions	(0.37)	1.85	0.39	1.52
Net increase (decrease) in net asset value resulting from operations	(0.28)	2.16	0.50	1.59
Distributions from net investment income	(0.14)	(0.40)	(0.19)	(0.49)
Distributions from net realized capital gain	—	(0.35)	(0.48)	(0.67)
Total distributions paid	(0.14)	(0.75)	(0.67)	(1.16)
Redemption fees	0.01	—	—	—
Net asset value, end of period	$12.83	$13.24	$11.83	$12.00
Total Investment Return†	-2.14% [4]	18.27%	4.18%	14.39% [4]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$6,750	$4,188	$ 833	$ 67
Gross operating expenses	2.05% [5]	2.16%	2.41%	3.55% [5]
Net expenses, including fee waivers and reimbursement	1.95% [5]	1.95%	1.95%	2.04% [5]
Net investment income	1.28% [5]	2.31%	0.91%	1.29% [5]
Net investment income (loss), excluding the effect of fee waivers and reimbursement	1.18% [5]	2.10%	0.45%	(0.22)% [5]
Portfolio turnover rate	43% [4]	108%	147%	106% [4]

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
[1]	Commencement of operations.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Rounds to less than $0.005.
[4]	Not annualized.
[5]	Annualized.

See Notes to Financial Statements.
38Brookfield Investment Management Inc.

Brookfield Global Listed Real Estate Fund
Financial Highlights

Class Y	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Period December 1, 2011[1] through December 31, 2011
Per Share Operating Performance:
Net asset value, beginning of period	$ 13.32	$ 11.87	$ 12.01	$10.02	$ 10.00
Net investment income[2]	0.16	0.41	0.25	0.22	0.04
Net realized and unrealized gain (loss) on investment transactions	(0.36)	1.90	0.37	3.00	0.02
Net increase (decrease) in net asset value resulting from operations	(0.20)	2.31	0.62	3.22	0.06
Distributions from net investment income	(0.20)	(0.51)	(0.28)	(0.56)	(0.04)
Distributions from net realized capital gain	—	(0.35)	(0.48)	(0.67)	—
Total distributions paid	(0.20)	(0.86)	(0.76)	(1.23)	(0.04)
Redemption fees	0.00 [3]	0.00 [3]	0.00 [3]	—	—
Net asset value, end of period	$ 12.92	$ 13.32	$ 11.87	$12.01	$ 10.02
Total Investment Return†	-1.67% [4]	19.51%	5.20%	32.93%	0.59% [4]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$232,522	$120,367	$51,694	$9,101	$ 13
Gross operating expenses	1.05% [5]	1.16%	1.41%	3.24%	25.79% [5]
Net expenses, including fee waivers and reimbursement	0.95% [5]	0.95%	0.95%	1.11%	1.25% [5]
Net investment income	2.33% [5]	3.09%	1.98%	3.64%	3.35% [5]
Net investment income (loss), excluding the effect of fee waivers and reimbursement	2.23% [5]	2.88%	1.52%	1.51%	(21.19)% [5]
Portfolio turnover rate	43% [4]	108%	147%	106%	0% [4]

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
[1]	Commencement of operations.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Rounds to less than $0.005.
[4]	Not annualized.
[5]	Annualized.

Class I	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Period December 1, 2011[1] through December 31, 2011
Per Share Operating Performance:
Net asset value, beginning of period	$ 13.32	$ 11.86	$ 12.00	$ 10.02	$ 10.00
Net investment income[2]	0.16	0.36	0.23	0.21	0.04
Net realized and unrealized gain (loss) on investment transactions	(0.37)	1.96	0.39	3.00	0.02
Net increase (decrease) in net asset value resulting from operations	(0.21)	2.32	0.62	3.21	0.06
Distributions from net investment income	(0.20)	(0.51)	(0.28)	(0.56)	(0.04)
Distributions from net realized capital gain	—	(0.35)	(0.48)	(0.67)	—
Total distributions paid	(0.20)	(0.86)	(0.76)	(1.23)	(0.04)
Redemption fees	0.00 [3]	0.00 [3]	0.00 [3]	—	—
Net asset value, end of period	$ 12.91	$ 13.32	$ 11.86	$ 12.00	$ 10.02
Total Investment Return†	-1.74% [4]	19.61%	5.20%	32.83%	0.59% [4]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$384,285	$212,842	$69,846	$27,926	$ 5,041
Gross operating expenses	1.05% [5]	1.16%	1.41%	2.65%	25.79% [5]
Net expenses, including fee waivers and reimbursement	0.95% [5]	0.95%	0.95%	1.05%	1.25% [5]
Net investment income	2.28% [5]	2.69%	1.86%	1.81%	3.35% [5]
Net investment income (loss), excluding the effect of fee waivers and reimbursement	2.18% [5]	2.48%	1.40%	0.21%	(21.19)% [5]
Portfolio turnover rate	43% [4]	108%	147%	106%	0% [4]

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
[1]	Commencement of operations.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Rounds to less than $0.005.
[4]	Not annualized.
[5]	Annualized.

See Notes to Financial Statements.
2015 Semi-Annual Report39

Brookfield U.S. Listed Real Estate Fund
Financial Highlights

Class A	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Period December 11, 2013[1] through December 31, 2013
Per Share Operating Performance:
Net asset value, beginning of period	$11.77	$10.11	$10.00
Net investment income[3]	0.09	0.68	0.04
Net realized and unrealized gain (loss) on investment transactions	(1.00)	2.22	0.12
Net increase (decrease) in net asset value resulting from operations	(0.91)	2.90	0.16
Distributions from net investment income	(0.15)	(0.36)	(0.05)
Distributions from net realized capital gain	—	(0.88)	—
Total distributions paid	(0.15)	(1.24)	(0.05)
Redemption fees	0.04	—	—
Net asset value, end of period	$10.75	$11.77	$10.11
Total Investment Return†	-7.45% [4]	28.66%	1.62% [4]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$ 88	$ 123	$ 1
Gross operating expenses	1.81% [5]	2.40%	3.82% [2,5]
Net expenses, including fee waivers and reimbursement	1.20% [5]	1.20%	0.80% [2,5]
Net investment income	1.46% [5]	5.61%	8.17% [2,5]
Net investment income, excluding the effect of fee waivers and reimbursement	0.85% [5]	4.41%	5.15% [2,5]
Portfolio turnover rate	50% [4]	86%	4% [4]

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
[1]	Commencement of operations.
[2]	Organization costs were not annualized in the calculation of the income and expense ratios. If these expenses were annualized, the gross and net expense ratios would have been 4.16% and 1.20%, respectively.
[3]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[4]	Not annualized.
[5]	Annualized.

Class C	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Period December 11, 2013[1] through December 31, 2013
Per Share Operating Performance:
Net asset value, beginning of period	$11.77	$10.11	$10.00
Net investment income[3]	0.11	0.26	0.04
Net realized and unrealized gain (loss) on investment transactions	(1.05)	2.56	0.12
Net increase (decrease) in net asset value resulting from operations	(0.94)	2.82	0.16
Distributions from net investment income	(0.04)	(0.28)	(0.05)
Distributions from net realized capital gain	—	(0.88)	—
Total distributions paid	(0.04)	(1.16)	(0.05)
Net asset value, end of period	$10.79	$11.77	$10.11
Total Investment Return†	-7.92% [4]	27.78%	1.58% [4]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$ 1	$ 1	$ 1
Gross operating expenses	2.56% [5]	3.15%	4.54% [2,5]
Net expenses, including fee waivers and reimbursement	1.95% [5]	1.95%	1.52% [2,5]
Net investment income	1.79% [5]	2.27%	7.45% [2,5]
Net investment income, excluding the effect of fee waivers and reimbursement	1.18% [5]	1.07%	4.43% [2,5]
Portfolio turnover rate	50% [4]	86%	4% [4]

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
[1]	Commencement of operations.
[2]	Organization costs were not annualized in the calculation of the income and expense ratios. If these expenses were annualized, the gross and net expense ratios would have been 4.89% and 1.95%, respectively.
[3]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[4]	Not annualized.
[5]	Annualized.

See Notes to Financial Statements.
40Brookfield Investment Management Inc.

Brookfield U.S. Listed Real Estate Fund
Financial Highlights

Class Y	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Period December 11, 2013[1] through December 31, 2013
Per Share Operating Performance:
Net asset value, beginning of period	$11.77	$10.11	$10.00
Net investment income[3]	0.12	0.83	0.04
Net realized and unrealized gain (loss) on investment transactions	(1.01)	2.10	0.12
Net increase (decrease) in net asset value resulting from operations	(0.89)	2.93	0.16
Distributions from net investment income	(0.17)	(0.39)	(0.05)
Distributions from net realized capital gain	—	(0.88)	—
Total distributions paid	(0.17)	(1.27)	(0.05)
Redemption fees	0.03	—	—
Net asset value, end of period	$10.74	$11.77	$10.11
Total Investment Return†	-7.41% [4]	28.98%	1.64% [4]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$ 226	$ 118	$ 1
Gross operating expenses	1.56% [5]	2.15%	3.46% [2,5]
Net expenses, including fee waivers and reimbursement	0.95% [5]	0.95%	0.44% [2,5]
Net investment income	1.99% [5]	6.78%	8.54% [2,5]
Net investment income, excluding the effect of fee waivers and reimbursement	1.38% [5]	5.58%	5.52% [2,5]
Portfolio turnover rate	50% [4]	86%	4% [4]

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
[1]	Commencement of operations.
[2]	Organization costs were not annualized in the calculation of the income and expense ratios. If these expenses were annualized, the gross and net expense ratios would have been 3.80% and 0.95%, respectively.
[3]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[4]	Not annualized.
[5]	Annualized.

Class I	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Period December 11, 2013[1] through December 31, 2013
Per Share Operating Performance:
Net asset value, beginning of period	$ 11.77	$ 10.11	$ 10.00
Net investment income[3]	0.11	0.38	0.04
Net realized and unrealized gain (loss) on investment transactions	(0.99)	2.55	0.12
Net increase (decrease) in net asset value resulting from operations	(0.88)	2.93	0.16
Distributions from net investment income	(0.17)	(0.39)	(0.05)
Distributions from net realized capital gain	—	(0.88)	—
Total distributions paid	(0.17)	(1.27)	(0.05)
Net asset value, end of period	$ 10.72	$ 11.77	$ 10.11
Total Investment Return†	-7.58% [4]	28.98%	1.64% [4]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$30,294	$32,776	$25,408
Gross operating expenses	1.56% [5]	2.15%	3.59% [2,5]
Net expenses, including fee waivers and reimbursement	0.95% [5]	0.95%	0.61% [2,5]
Net investment income	1.86% [5]	3.30%	7.58% [2,5]
Net investment income, excluding the effect of fee waivers and reimbursement	1.25% [5]	2.10%	4.60% [2,5]
Portfolio turnover rate	50% [4]	86%	4% [4]

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
[1]	Commencement of operations.
[2]	Organization costs were not annualized in the calculation of the income and expense ratios. If these expenses were annualized, the gross and net expense ratios would have been 3.93% and 0.95%, respectively.
[3]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[4]	Not annualized.
[5]	Annualized.

See Notes to Financial Statements.
2015 Semi-Annual Report41

Brookfield Real Assets Securities Fund
Financial Highlights

Class A	For the Six Months Ended June 30, 2015 (Unaudited)	For the Period November 19, 2014[1] through December 31, 2014
Per Share Operating Performance:
Net asset value, beginning of period	$ 9.72	$10.00
Net investment income[2]	0.10	0.03
Net realized and unrealized loss on investment transactions	(0.20)	(0.29)
Net decrease in net asset value resulting from operations	(0.10)	(0.26)
Distributions from net investment income	(0.08)	(0.02)
Net asset value, end of period	$ 9.54	$ 9.72
Total Investment Return†	-1.04% [3]	-2.55% [3]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$ 1	$ 1
Gross operating expenses	2.27% [4]	3.56% [4]
Net expenses, including fee waivers and reimbursement	1.35% [4]	1.35% [4]
Net investment income	1.90% [4]	2.33% [4]
Net investment income, excluding the effect of fee waivers and reimbursement	0.98% [4]	0.12% [4]
Portfolio turnover rate	34% [3]	7% [3]

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
[1]	Commencement of operations.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Not annualized.
[4]	Annualized.

Class C	For the Six Months Ended June 30, 2015 (Unaudited)	For the Period November 19, 2014[1] through December 31, 2014
Per Share Operating Performance:
Net asset value, beginning of period	$ 9.72	$10.00
Net investment income[2]	0.07	0.03
Net realized and unrealized loss on investment transactions	(0.20)	(0.29)
Net decrease in net asset value resulting from operations	(0.13)	(0.26)
Distributions from net investment income	(0.05)	(0.02)
Net asset value, end of period	$ 9.54	$ 9.72
Total Investment Return†	-1.38% [3]	-2.63% [3]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$ 1	$ 1
Gross operating expenses	3.02% [4]	4.31% [4]
Net expenses, including fee waivers and reimbursement	2.10% [4]	2.10% [4]
Net investment income	1.15% [4]	2.25% [4]
Net investment income, excluding the effect of fee waivers and reimbursement	0.23% [4]	0.04% [4]
Portfolio turnover rate	34% [3]	7% [3]

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
[1]	Commencement of operations.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Not annualized.
[4]	Annualized.

See Notes to Financial Statements.
42Brookfield Investment Management Inc.

Brookfield Real Assets Securities Fund
Financial Highlights

Class Y	For the Six Months Ended June 30, 2015 (Unaudited)	For the Period November 19, 2014[1] through December 31, 2014
Per Share Operating Performance:
Net asset value, beginning of period	$ 9.72	$10.00
Net investment income[2]	0.15	0.03
Net realized and unrealized loss on investment transactions	(0.24)	(0.28)
Net decrease in net asset value resulting from operations	(0.09)	(0.25)
Distributions from net investment income	(0.10)	(0.03)
Net asset value, end of period	$ 9.53	$ 9.72
Total Investment Return†	-0.97%	-2.51% [3]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$2,145	$ 1
Gross operating expenses	2.02%	3.31% [4]
Net expenses, including fee waivers and reimbursement	1.10%	1.10% [4]
Net investment income	3.33%	2.36% [4]
Net investment income, excluding the effect of fee waivers and reimbursement	2.41%	0.15% [4]
Portfolio turnover rate	34%	7% [3]

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
[1]	Commencement of operations.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Not annualized.
[4]	Annualized.

Class I	For the Six Months Ended June 30, 2015 (Unaudited)	For the Period November 19, 2014[1] through December 31, 2014
Per Share Operating Performance:
Net asset value, beginning of period	$ 9.71	$ 10.00
Net investment income[2]	0.12	0.03
Net realized and unrealized loss on investment transactions	(0.21)	(0.29)
Net increase (decrease) in net asset value resulting from operations	(0.09)	(0.26)
Distributions from net investment income	(0.10)	(0.03)
Net asset value, end of period	$ 9.52	$ 9.71
Total Investment Return†	-0.97% [3]	-2.61% [3]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$59,627	$24,345
Gross operating expenses	2.02% [4]	3.31% [4]
Net expenses, including fee waivers and reimbursement	1.10% [4]	1.10% [4]
Net investment income	2.49% [4]	2.31% [4]
Net investment income, excluding the effect of fee waivers and reimbursement	1.57% [4]	0.10% [4]
Portfolio turnover rate	34% [3]	7% [3]

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
[1]	Commencement of operations.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Not annualized.
[4]	Annualized.

See Notes to Financial Statements.
2015 Semi-Annual Report43

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited)
June 30, 2015

1.Organization
Brookfield Investment Funds (the “Trust”) was organized as a statutory trust under the laws of the State of Delaware on May 12, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently consists of four series portfolios: the Brookfield Global Listed Infrastructure Fund (the “Infrastructure Fund”), the Brookfield Global Listed Real Estate Fund (the “Global Real Estate Fund”), the Brookfield U.S. Listed Real Estate Fund (the “U.S. Real Estate Fund”) and the Brookfield Real Assets Securities Fund (the “Real Assets Securities Fund”) (each, a “Fund,” and collectively, the “Funds”). The Infrastructure Fund, Global Real Estate Fund and Real Assets Securities Fund are each a diversified open-end management investment company and the U.S. Real Estate Fund is a non-diversified open-end management investment company.
Each Fund currently has four classes of shares: Class A, Class C, Class Y and Class I shares. Each class represents an interest in the same portfolio of assets and has identical voting, dividend, liquidation and other rights except that: (i) Class A shares have a maximum front end sales charge of 4.75% and Class C shares have a maximum deferred sales charge of 1.00%; (ii) Class A shares have a 12b-1 fee of 0.25% and Class C shares have a 12b-1 fee of 1.00%; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The assets belonging to a particular Fund belong to that Fund for all purposes, and to no other Fund, subject only to the rights of creditors of that Fund.
Brookfield Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Brookfield Asset Management Inc., is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and serves as investment adviser to the Funds.
The investment objective of each Fund is to seek total return through growth of capital and current income. Each Fund's investment objective is not fundamental and may be changed by the Trust's Board of Trustees (the “Board”) without shareholder approval, upon not less than 60 days prior written notice to shareholders. There can be no assurance that each Fund will achieve its investment objective.
2.Significant Accounting Policies
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.
Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value.
44Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2015

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.
Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.
The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.
The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.
The Trust’s Board has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in a Fund’s portfolio. Pursuant to the procedures, securities in a Fund are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. However, if (i) a market value or price is not readily available, (ii) the available quotations are not believed to be reflective of market value by the Adviser, or (iii) a significant event has occurred that would materially affect the value of the security, the security is fair valued, as determined in good faith, by the Adviser’s Valuation Committee. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. As of June 30, 2015, there were no Fund securities that were fair valued by the Adviser’s Valuation Committee.
The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
2015 Semi-Annual Report45

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2015

Level 1 -	quoted prices in active markets for identical assets or liabilities
Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)
The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee. If the Adviser’s Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.
Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.
To assess the continuing appropriateness of security valuations, the Adviser (or its third party service providers, who are subject to oversight by the Adviser), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.
46Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2015

Infrastructure Fund
The following table summarizes the Infrastructure Fund's investments categorized in the disclosure hierarchy as of June 30, 2015:
Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 17,390,887	$ —	$ 17,390,887
Canada	51,736,223	—	—	51,736,223
China	—	17,758,028	—	17,758,028
France	—	22,505,411	—	22,505,411
Hong Kong	—	3,901,720	—	3,901,720
Italy	—	14,173,591	—	14,173,591
Japan	—	12,473,120	—	12,473,120
Luxembourg	—	9,991,287	—	9,991,287
Mexico	3,735,569	—	—	3,735,569
Netherlands	—	5,022,334	—	5,022,334
Singapore	—	2,615,948	—	2,615,948
Spain	2,520,764	21,175,479	—	23,696,243
Switzerland	—	4,944,220	—	4,944,220
United Kingdom	—	52,521,260	—	52,521,260
United States	263,000,279	—	—	263,000,279
Total Common Stocks	320,992,835	184,473,285	—	505,466,120
Subscription Rights:
Spain	—	293,202	—	293,202
Total	$ 320,992,835	$ 184,766,487	$ —	$ 505,759,322
For further information regarding security characteristics, see the Schedule of Investments.
Level 2 securities are fair valued using a factor as a result of market movements following the close of local trading. During the six months ended June 30, 2015, there were no transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. During the six months ended June 30, 2015, the Infrastructure Fund did not invest in any level 3 securities.
2015 Semi-Annual Report47

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2015

Global Real Estate Fund
The following table summarizes the Global Real Estate Fund's investments categorized in the disclosure hierarchy as of June 30, 2015:
Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 58,760,224	$ —	$ 58,760,224
Austria	—	12,213,237	—	12,213,237
France	—	31,537,790	—	31,537,790
Germany	3,214,043	32,222,816	—	35,436,859
Hong Kong	12,987,662	43,424,576	—	56,412,238
Japan	—	47,460,335	—	47,560,335
Netherlands	—	10,813,671	—	10,813,671
New Zealand	—	7,973,469	—	7,973,469
Singapore	—	25,912,661	—	25,912,661
United Kingdom	6,486,177	15,831,971	—	22,318,148
United States	322,467,249	—	—	322,467,249
Total	$ 345,155,131	$ 286,150,750	$ —	$ 631,305,881
For further information regarding security characteristics, see the Schedule of Investments.
Level 2 securities are fair valued using a factor as a result of market movements following the close of local trading. During the six months ended June 30, 2015, transfers from Level 2 to Level 1 were $3,214,043, which represents a security that was previously priced using the adjusted price and currently priced using the market close price and transfers from Level 1 to Level 2 were $10,813,671, which represents a security that was previously priced using the market close price and currently priced using the adjusted price. There were no additional transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. During the six months ended June 30, 2015, the Global Real Estate Fund did not invest in any Level 3 securities.
U.S. Real Estate Fund
The following table summarizes the U.S. Real Estate Fund's investments categorized in the disclosure hierarchy as of June 30, 2015:
Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks	$ 29,671,128	$ —	$ —	$ 29,671,128
Total	$ 29,671,128	$ —	$ —	$ 29,671,128
For further information regarding security characteristics, see the Schedule of Investments.
During the six months ended June 30, 2015, there were no transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. During the six months ended June 30, 2015, the U.S. Real Estate Fund did not invest in any Level 2 or Level 3 securities.
48Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2015

Real Assets Securities Fund
The following table summarizes the Real Asset Securities Fund's investments categorized in the disclosure hierarchy as of June 30, 2015:
Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ 116,878	$ 1,655,304	$ —	$ 1,772,182
Austria	—	243,967	—	243,967
Brazil	332,605	—	—	332,605
Canada	3,704,592	—	—	3,704,592
China	—	519,200	—	519,200
Finland	—	249,884	—	249,884
France	—	1,146,897	—	1,146,897
Germany	62,510	667,614	—	730,124
Hong Kong	279,545	1,020,894	—	1,300,439
Ireland	253,823	—	—	253,823
Italy	—	570,607	—	570,607
Japan	—	1,422,271	—	1,422,271
Luxembourg	—	184,899	—	184,899
Mexico	246,987	—	—	246,987
Netherlands	—	337,388	—	337,388
New Zealand	—	154,859	—	154,859
Singapore	—	557,886	—	557,886
South Africa	—	170,339	—	170,339
Spain	127,049	762,387	—	889,436
Switzerland	464,687	243,447	—	708,134
United Kingdom	239,110	1,783,216	—	2,022,326
United States	20,788,615	—	—	20,788,615
Total Common Stocks	26,616,401	11,691,059	—	38,307,460
Corporate Bonds:
Belgium	—	516,250	—	516,250
Bermuda	—	225,938	—	225,938
Greece	—	470,000	—	470,000
Luxembourg	—	417,500	—	417,500
Singapore	—	508,730	—	508,730
United States	—	13,114,600	—	13,114,600
Total Corporate Bonds	—	15,253,018	—	15,253,018
Preferred Stocks:
United States	2,599,333	—	—	2,599,333
Subcription Rights:
Spain	—	7,177	—	7,177
Term Loans:
United States	—	501,157	—	501,157
Total	$ 29,215,734	$ 27,452,411	$ —	$ 56,668,145

2015 Semi-Annual Report49

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2015

Assets:	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$ —	$ 69,615	$ —	$ 69,615
Total Liabilities - Other Financial Instruments	$ —	$ 69,615	$ —	$ 69,615
* Other Financial Instruments includes swap contracts which are valued at the unrealized gain on the instrument.
For further information regarding security characteristics, see the Schedule of Investments.
Level 2 common stocks are fair valued using a factor as a result of market movements following the close of local trading. During the six months ended June 30, 2015, transfers from Level 2 to Level 1 was $62,510, which represents a common stock that was previously priced using the adjusted price and currently priced using the market close price, and $516,034, which represents preferred stocks that were previously priced using mean of the bid and ask price and currently priced using the market close price. Transfers from Level 1 to Level 2 was $216,002, which represents a security that was previously priced using the market close price and currently priced using the adjusted price. There were no additional transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. During the six months ended June 30, 2015, the Real Assets Securities Fund did not invest in any Level 3 securities.
Investment Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, on a daily basis, using the effective yield to maturity method adjusted based on management’s assessment of the collectability of such interest. Dividend income is recorded on the ex-dividend date.
Foreign Currency Transactions: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds isolate the portion of realized gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. The Funds do not isolate the portion of unrealized gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held.
Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.
Taxes: Each Fund intends to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required. Each Fund may incur an excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.
GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority is required. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in a deferred tax liability; or a combination thereof. As of June 30, 2015, each Fund has determined that there are no uncertain tax positions or tax liabilities required to be accrued.
50Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2015

The Funds have reviewed the taxable years open for examination (i.e. not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of June 30, 2015, open taxable periods consisted of the taxable years ended December 31, 2012 through December 31, 2014 for the Infrastructure Fund and Global Real Estate Fund, the period December 11, 2013 (commencement of operations) through December 31, 2014 for the U.S. Real Estate Fund and the period November 19, 2014 (commencement of operations) through December 31, 2014 for the Real Assets Securities Fund. No examination of the Funds’ tax returns is currently in progress.
Expenses: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative average net assets, evenly or a combination of both. Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for distribution fees, which are unique to each class of shares.
Distributions: Each Fund declares and pays dividends quarterly from net investment income. Distributions of realized capital gains in excess of capital loss carryforwards are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution will be provided after a payment is made from any source other than net investment income.
Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with federal income tax regulations and may differ from net investment income and realized gains recorded by each Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and losses and net assets are not affected.
3.Investment Advisory Agreements and Related Party Transactions
The Adviser currently serves as the investment adviser to each Fund pursuant to separate investment advisory agreements (the “Advisory Agreements”) under which the Adviser is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
Pursuant to operating expenses limitation agreements (the “Expense Limitation Agreements”), the Adviser has contractually agreed to waive all or a portion of its investment advisory or administration fees, as presented below, and/or to reimburse certain expenses of each Fund to the extent necessary to maintain each Fund’s total annual operating expenses (excluding any front-end or contingent deferred charges, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of a Fund’s business). The Expense Limitation Agreements will continue until at least May 1, 2016 and may not be terminated by the Funds or the Adviser before such time. Thereafter, the Expense Limitation Agreements may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term. Pursuant to the Expense Limitation Agreements, the Adviser retains its right to receive reimbursement of any payments made by it, or to recoup any fees waived by it during the prior three years, provided that after giving effect to such repayment or recoupment, such adjusted total annual operating expenses (expressed as a percentage of average net assets) for each Fund would not exceed the percentage limitations listed below.
2015 Semi-Annual Report51

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2015

The Advisory Agreements provide that each Fund shall pay the Adviser a monthly fee at the annual rates stated below of each Fund’s average daily net assets:
	Annual Advisory Fee Rate	Annual Expense Cap from July 1, 2012	Annual Expense Cap through June 30, 2012
Infrastructure Fund
Class A	0.85%	1.35%	1.60%
Class C	0.85%	2.10%	2.35%
Class Y	0.85%	1.10%	1.35%
Class I	0.85%	1.10%	1.35%
Global Real Estate Fund
Class A	0.75%	1.20%	1.50%
Class C	0.75%	1.95%	2.25%
Class Y	0.75%	0.95%	1.25%
Class I	0.75%	0.95%	1.25%
U.S. Real Estate Fund
Class A	0.75%	1.20% [1]	N/A
Class C	0.75%	1.95% [1]	N/A
Class Y	0.75%	0.95% [1]	N/A
Class I	0.75%	0.95% [1]	N/A
Real Assets Securities Fund
Class A	0.85%	1.35% [2]	N/A
Class C	0.85%	2.10% [2]	N/A
Class Y	0.85%	1.10% [2]	N/A
Class I	0.85%	1.10% [2]	N/A

1 Annual Expense Cap was effective December 11, 2013 (commencement of operations).
2 Annual Expense Cap was effective November 19, 2014 (commencement of operations).
The amount of investment advisory fees waived and/or expenses reimbursed available to be recouped are listed in the table below:
Fund	December 31, 2015	December 31, 2016	December 31, 2017	December 31, 2018
Infrastructure Fund	$380,615	$435,670	$423,903	$ 99,929
Global Real Estate Fund	336,765	369,168	399,082	226,985
U.S. Real Estate Fund	—	41,257	352,858	102,333
Real Assets Securities Fund[1]	—	—	60,940	215,787

1 From the commencement of operations on November 19, 2014.
For the six months ended June 30, 2015, the Adviser did not recoup any expenses.
Each Fund has entered into separate Administration Agreements with the Adviser. The Adviser has entered into a sub-administration agreement with U.S. Bancorp Fund Services, LLC. The Adviser and the sub-administrator perform administrative services necessary for the operation of the Funds, including maintaining certain books and records of the Funds and preparing reports and other documents required by federal, state and other applicable laws and regulations, and providing the Funds with administrative office facilities. For its services under the Administration Agreements, the Adviser receives from each Fund, respectively, an annual fee equal to 0.15% of its average daily net assets, payable monthly in arrears.
Certain officers and/or trustees of the Trust are officers and/or employees of the Adviser.
52Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2015

4.Purchases and Sales of Investments
Purchases and sales of investments, excluding U.S. Government securities, for the six months ended June 30, 2015 were as follows:
Fund	Purchases	Sales
Infrastructure Fund	$295,013,541	$233,135,369
Global Real Estate Fund	539,348,879	202,998,298
U.S. Real Estate Fund	17,353,213	16,152,912
Real Assets Securities Fund	50,247,499	14,465,825
5.Swaps Agreements
Each Fund may enter into total rate of return, credit default or other types of swaps and related derivatives for the purpose of hedging and risk management. These transactions generally provide for the transfer from one counterparty to another of certain risks inherent in the ownership of a financial asset such as a debt instrument or common stock. Such risks include, among other things, the risk of default and insolvency of the obligor of such asset, the risk that the credit of the obligor or the underlying collateral will decline or the risk that the common stock of the underlying issuers will decline in value. The transfer of risk pursuant to a derivative of this type may be complete or partial, and may be for the life of the related asset or for a shorter period. These derivatives may be used as a risk management tool for a pool of financial assets, providing a Fund with the opportunity to gain or reduce exposure to one or more reference securities or other financial assets (each, a “Reference Asset”) without actually owning or selling such assets in order, for example, to increase or reduce a concentration risk or to diversify a portfolio. Conversely, these derivatives may be used by the Fund to reduce exposure to an owned asset without selling it.
Because a Fund would not own the Reference Assets, the Fund may not have any voting rights with respect to the Reference Assets, and in such cases all decisions related to the obligors or issuers of the Reference Assets, including whether to exercise certain remedies, will be controlled by the swap counterparties.
Total rate of return swaps and similar derivatives are subject to many risks, including the possibility that the market will move in a manner or direction that would have resulted in gain for a Fund had the swap or other derivative not been utilized (in which case it would have been better had the Fund not engaged in the interest rate hedging transactions), the risk of imperfect correlation between the risk sought to be hedged and the derivative transactions utilized, the possible inability of the counterparty to fulfill its obligations under the swap and potential illiquidity of the hedging instrument utilized, which may make it difficult for the Fund to close out or unwind one or more hedging transactions.
Total rate of return swaps and related derivatives present certain legal, tax and market uncertainties that present risks in entering into such arrangements. There is currently little or no case law or litigation characterizing total rate of return swaps or related derivatives, interpreting their positions, or characterizing their tax treatment. In addition, additional regulations and laws may apply to these types of derivatives that have not previously been applied. There can be no assurance that future decisions construing similar provisions to those in any swap agreement or other related documents or additional regulations and laws will not have an adverse effect on a Fund that utilizes these instruments.
2015 Semi-Annual Report53

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2015

At June 30, 2015, the Real Assets Securities Fund had the following swap agreement outstanding:
OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS1
Counterparty	Referenced Obligation	Notional Amount (000s)	Rate Received (Paid)	Termination Date	Unrealized Appreciation[2]
Morgan Stanley	Bloomberg Commodity Index	$2,505	(0.15)%	11/19/15	$69,615

1 The Real Assets Securities Fund receives monthly payments based on any positive monthly return of the Referenced Obligation. The Real Assets Securities Fund makes payments on any negative monthly return of such Referenced Obligation.
2 There are no upfront payments on the swap contracts listed above, therefore the unrealized appreciation on the contract is equal to its market value.
The following table sets forth the fair value of the Fund’s derivative instruments:
Derivatives	Statement of Assets and Liabilities	Value as of June 30, 2015
Swap contracts (commodity related)	Receivable for swap contracts (asset)	$69,615
The following table sets forth the effect of derivative instruments on the Statement of Operations for the six on months ended June 30, 2015:
Derivatives	Location of Gains (Losses) on Derivatives Recognized in Income	Net Realized Loss on Swap contracts	Net Change in Unrealized Appreciation on Swap contracts
Swap contracts (commodity related)	Swap contracts	$(69,923)	$69,615
Below is the gross and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement:
				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Swap contracts	$69,615	—	$69,615	—	—	$69,615
6.Shares of Beneficial Interest
The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of full and fractional shares of beneficial interest. With respect to each series, the Trust may offer more than one class of shares. The Trust reserves the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, each series offers four classes of shares of beneficial interest — “Class A” Shares, “Class C” Shares, “Class Y” Shares, and “Class I” Shares.
54Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2015

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.
	Infrastructure Fund
	2015 [3]		2014 [4]
Class A	Shares	Amount	Shares	Amount
Shares sold	482,654	$ 6,678,210	3,559,368	$ 52,700,999
Reinvestment of distributions	59,153	808,083	252,767	3,682,851
Shares redeemed	(960,504)	(13,289,272)	(6,072,852)	(93,265,504)
Redemption fees	—	2,582	—	13,307
Net Decrease — Class A	(418,697)	$ (5,800,397)	(2,260,717)	$(36,868,347)

	Infrastructure Fund
	2015 [3]		2014 [4]
Class C	Shares	Amount	Shares	Amount
Shares sold	259,870	$ 3,551,254	1,524,929	$23,010,630
Reinvestment of distributions	17,948	242,294	69,875	995,294
Shares redeemed	(384,724)	(5,272,165)	(315,984)	(4,677,798)
Redemption fees	—	226	—	1,907
Net Increase (Decrease) — Class C	(106,906)	$(1,478,391)	1,278,820	$19,330,033

	Infrastructure Fund
	2015 [3]		2014 [4]
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,943,191	$ 40,790,565	12,347,763	$189,546,259
Reinvestment of distributions	150,093	2,055,899	561,024	8,138,316
Shares redeemed	(5,805,934)	(80,403,446)	(4,299,535)	(63,998,704)
Redemption fees	—	89,990	—	29,981
Net Increase (Decrease) — Class Y	(2,712,650)	$(37,466,992)	8,609,252	$133,715,852

	Infrastructure Fund
	2015 [3]		2014 [4]
Class I	Shares	Amount	Shares	Amount
Shares sold	9,204,937	$125,928,606	4,235,054	$ 65,210,224
Reinvestment of distributions	313,581	4,296,233	626,558	9,110,281
Shares redeemed	(888,650)	(12,465,951)	(5,975,622)	(91,882,910)
Redemption fees	—	302	—	340
Net Increase (Decrease) — Class I	8,629,868	$117,759,190	(1,114,010)	$(17,562,065)

2015 Semi-Annual Report55

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2015

	Global Real Estate Fund
	2015 [3]		2014 [4]
Class A	Shares	Amount	Shares	Amount
Shares sold	1,608,074	$22,217,707	505,857	$ 6,626,556
Reinvestment of distributions	11,944	160,739	18,403	245,449
Shares redeemed	(67,830)	(928,407)	(504,472)	(6,794,291)
Redemption fees	—	4,360	—	2,471
Net Increase — Class A	1,552,188	$21,454,399	19,788	$ 80,185

	Global Real Estate Fund
	2015 [3]		2014 [4]
Class C	Shares	Amount	Shares	Amount
Shares sold	239,905	$3,289,243	272,518	$3,583,822
Reinvestment of distributions	3,065	40,886	7,897	105,369
Shares redeemed	(33,201)	(457,409)	(34,720)	(451,696)
Redemption fees	—	2,663	—	—
Net Increase — Class C	209,769	$2,875,383	245,695	$3,237,495

	Global Real Estate Fund
	2015 [3]		2014 [4]
Class Y	Shares	Amount	Shares	Amount
Shares sold	10,891,838	$150,484,247	5,161,077	$ 69,512,130
Reinvestment of distributions	217,076	2,927,830	466,004	6,240,880
Shares redeemed	(2,147,304)	(29,539,416)	(949,090)	(12,546,450)
Redemption fees	—	49,597	—	6,142
Net Increase — Class Y	8,961,610	$123,922,258	4,677,991	$ 63,212,702

	Global Real Estate Fund
	2015 [3]		2014 [4]
Class I	Shares	Amount	Shares	Amount
Shares sold	14,040,643	$188,782,087	14,385,453	$193,698,331
Reinvestment of distributions	255,500	3,448,074	574,414	7,689,139
Shares redeemed	(513,972)	(7,204,890)	(4,865,419)	(65,321,576)
Redemption fees	—	14,218	—	55,048
Net Decrease — Class I	13,782,171	$185,039,489	10,094,448	$136,120,942

	U.S. Real Estate Fund
	2015 [3]		2014 [4]
Class A	Shares	Amount	Shares	Amount
Shares sold	4,060	$ 50,306	11,112	$134,450
Reinvestment of distributions	120	1,392	981	11,670
Shares redeemed	(6,431)	(77,264)	(1,754)	(21,645)
Redemption fees	—	394	—	—
Net Increase (Decrease) — Class A	(2,251)	$(25,172)	10,339	$124,475

56Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2015

	U.S. Real Estate Fund
	2015 [3]		2014 [4]
Class C	Shares	Amount	Shares	Amount
Shares sold	1,557	$ 18,832	—	$ —
Reinvestment of distributions	6	69	10	117
Shares redeemed	(1,562)	(18,534)	—	—
Redemption fees	—	—	—	—
Net Increase — Class C	1	$ 367	10	$117

	U.S. Real Estate Fund
	2015 [3]		2014 [4]
Class Y	Shares	Amount	Shares	Amount
Shares sold	23,786	$ 288,471	9,439	$113,914
Reinvestment of distributions	367	4,241	903	10,757
Shares redeemed	(13,124)	(153,484)	(382)	(4,555)
Redemption fees	—	733	—	—
Net Decrease — Class Y	11,029	$ 139,961	9,960	$120,116

U.S. Real Estate Fund
	2015 [3]		2014 [4]
Class I	Shares	Amount	Shares	Amount
Shares sold	—	$ —	—	$ —
Reinvestment of distributions	40,972	469,068	271,184	3,212,295
Shares redeemed	—	—	—	—
Redemption fees	—	—	—	—
Net Decrease — Class I	40,972	$469,068	271,184	$3,212,295

	Real Assets Securities Fund
	2015 [3]		2014 [1,5]
Class A	Shares	Amount	Shares	Amount
Shares sold	—	$—	100	$1,000
Reinvestment of distributions	1	8	0 [2]	2
Shares redeemed	—	—	—	—
Redemption fees	—	—	—	—
Net Increase — Class A	1	$ 8	100	$1,002

	Real Assets Securities Fund
	2015 [3]		2014 [1,5]
Class C	Shares	Amount	Shares	Amount
Shares sold	—	$—	100	$1,000
Reinvestment of distributions	1	5	0 [2]	2
Shares redeemed	—	—	—	—
Redemption fees	—	—	—	—
Net Decrease — Class C	1	$ 5	100	$1,002

2015 Semi-Annual Report57

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2015

	Real Assets Securities Fund
	2015 [3]		2014 [1,5]
Class Y	Shares	Amount	Shares	Amount
Shares sold	222,601	$2,229,227	100	$1,000
Reinvestment of distributions	2,229	21,780	0 [2]	3
Shares redeemed	—	—	—	—
Redemption fees	—	—	—	—
Net Increase — Class Y	224,830	$2,251,007	100	$1,003

	Real Assets Securities Fund
	2015 [3]		2014 [1,5]
Class I	Shares	Amount	Shares	Amount
Shares sold	3,776,348	$37,631,196	2,500,100	$25,001,000
Reinvestment of distributions	55,735	543,416	6,294	61,494
Shares redeemed	(76,025)	(756,216)	—	—
Redemption fees	—	—	—	—
Net Increase — Class I	3,756,058	$37,418,396	2,506,394	$25,062,494

1 Commencement of operations was November 19, 2014.
2 Rounds to less than 1 share.
3 For the Six Months Ended June 30, 2015.
4 For the Year Ended December 31, 2014.
5 For the Period Ending December 31, 2015.
7.Credit Facility
U.S. Bank, N.A. (the “Bank”) has made available to the Trust, a credit facility, pursuant to a separate Loan and Security Agreement, for temporary or extraordinary purposes. The maximum line of credit as of June 30, 2015 for the Trust is $75,000,000. For the six months ended June 30, 2015, the average interest rate on the outstanding principal amount was 3.00%. Advances are not collateralized by a first lien against a Fund’s assets.
During the six months ended June 30, 2015, the Infrastructure Fund and Global Real Estate Fund utilized the credit facility and had an outstanding average daily loan balance of $170,420 and $32,641, respectively. The maximum amount outstanding during the six months was $3,683,000 and $1,933,000, respectively, and the interest expense amounted to $2,814 and $492, respectively. The U.S. Real Estate Fund and Real Assets Securities Fund did not utilize the line of credit during the period. At June 30, 2015, the Infrastructure Fund, Global Real Estate Fund, U.S. Real Estate Fund and Real Assets Securities Fund did not have a loan payable.
8.Federal Income Tax Information
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
58Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2015

The Federal income tax information referenced below is as of the Funds' most recently completed tax year-end of December 31, 2014.
The tax character of distributions paid for the year ended December 31, 2014 were as follows:
	Infrastructure Fund	Global Real Estate Fund	U.S. Real Estate Fund	Real Assets Securities Fund[1]
Ordinary income (including short-term capital gains)	$19,713,037	$15,758,584	$3,113,163	$72,352
Long-term capital gains	5,740,453	2,587,203	121,675	—
Total distributions	$25,453,490	$18,345,787	$3,234,868	$72,352

1 From the commencement of operations on November 19, 2014.
A notice disclosing the source(s) of a distribution is provided after a payment is made from any source other than net investment income. Any such notice is provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Fund’s distributions for each calendar year is reported on IRS Form 1099-DIV.
At December 31, 2014, the Fund's most recently completed tax year-end, the components of net assets (excluding paid-in capital) on a tax basis were as follows:
	Infrastructure Fund	Global Real Estate Fund	U.S. Real Estate Fund	Real Assets Securities Fund[1]
Post-October Loss	$(5,312,787)	$ (118,672)	$ —	$ (5,709)
Undistributed net investment income	—	1,527,403	398,900	—
Undistributed long-term capital gains	—	—	313,189	—
Other accumulated losses	(1,226,313)	(16,051)	—	(84,346)
Book basis unrealized appreciation	50,160,563	10,040,960	3,726,272	(620,028)
Plus: Cumulative timing difference	—	—	—	—
Tax basis unrealized appreciation (depreciation) on investments	50,160,563	10,040,960	3,726,272	(620,028)
Total tax basis net accumulated gains (losses)	$ 43,621,463	$11,433,640	$4,438,361	$(710,083)

1 From the commencement of operations on November 19, 2014.
As of December 31, 2014, the Real Assets Fund's capital loss carryforward was $84,497 which will not expire. As of December 31, 2014, the Infrastructure Fund, Global Real Estate Fund and U.S. Real Estate Fund had no capital loss carryforwards.
Federal Income Tax Basis: The federal income tax basis of each Fund's investments, not including foreign currency translation, at June 30, 2015 was as follows:
Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Infrastructure Fund	$484,331,695	$59,275,298	$(37,847,671)	$ 21,427,627
Global Real Estate Fund	650,785,443	17,181,090	(36,660,652)	(19,479,562)
U.S. Real Estate Fund	30,336,362	1,683,152	(2,348,386)	(665,234)
Real Assets Securities Fund	59,130,506	850,288	(3,312,649)	(2,462,361)
2015 Semi-Annual Report59

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (concluded)
June 30, 2015

Capital Account Reclassifications: Because federal income tax regulations differ in certain respects from GAAP, income and capital gain distributions, if any, determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for wash sales, partnership income/expense and return of capital. Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications to paid-in-capital or to undistributed capital gains. These reclassifications have no effect on net assets or NAV per share.
9.Indemnification
Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Funds. Thus an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.
10.Subsequent Events
GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of their financial effect, or a statement that such an estimate cannot be made.
Management has evaluated subsequent events in the preparation of the Funds' financial statements and has determined that herein, there are no additional events that require recognition or disclosure in the financial statements.
60Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Board Considerations Relating to the Investment Advisory Agreement (Unaudited)
June 30, 2015

At a meeting held on May 14, 2015, the Board, including a majority of the Independent Trustees, considered and approved the continuation of the investment advisory agreements (the "Advisory Agreements") between Brookfield Investment Management Inc. (the "Adviser") and the Funds. In approving the Advisory Agreements, the Board, including a majority of the Independent Trustees, determined that the fee structures were fair and reasonable and that approval of the Advisory Agreements was in the best interests of each Fund and its shareholders. The Board of Trustees considered a wide range of information, including information regularly received from the Adviser at the quarterly Board meetings. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.
NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the level and depth of knowledge of the Adviser. In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser’s management through Board meetings, conversations and reports. The Board noted that the Adviser is responsible for managing the Funds' investment programs, the general operations and the day-to-day management of the Funds and for compliance with applicable laws, regulations, policies and procedures. The Board concluded that the nature, extent and quality of the overall services provided by the Adviser and its affiliates are satisfactory. The Board's conclusion was based, in part, upon services provided to the Funds such as quarterly reports provided by the Adviser: 1) comparing the performance of each Fund with a peer group, 2) showing that the investment policies and restrictions for each Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with the Adviser's and the Funds' codes of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance and presentations regarding the economic environment. The Board also considered the experience of the Adviser as an investment adviser and the experience of the team of portfolio managers that manages the Funds and its current experience in acting as an investment adviser to other investment funds and institutional clients.
PERFORMANCE. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given to presentations that compared each of the Brookfield Global Listed Infrastructure Fund’s and the Brookfield Global Listed Real Estate Fund’s performance with its peer universe and its Morningstar category peers for the one and three year and year-to-date periods ending March 31, 2015. The Board noted that the Brookfield Global Listed Infrastructure Fund performed below the median of its Morningstar category peers for the one and three year and year-to-date periods, while it performed below the median for the one year and year-to-date periods and above the median of its peer universe for the three year period. The Brookfield Global Listed Real Estate Fund performed above the median of both its Morningstar category peers and its peer universe for the one and three year and year-to-date periods. Because the Brookfield U.S. Listed Real Estate Fund had only been in operation since December 11, 2013, its performance was compared with its peer universe and its Morningstar category peers for the one year and year-to-date periods ending March 31, 2015. The Board noted that the Brookfield U.S. Listed Real Estate Fund performed below the median for the year-to-date period and at the median of its Morningstar category peers for the one year period, while it performed below the median for the year-to-date period and above the median of its peer universe for the one year period. Based on the Adviser’s discussion of the current markets and its positioning of each Fund’s portfolio, as well as the Adviser’s explanation of the Brookfield Global Listed Infrastructure Fund’s performance in the current market, the Board concluded that each Fund's performance was satisfactory.
PROFITABILITY. The Board also considered the level of profits expected to be realized by the Adviser and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of the Adviser for its management of the Brookfield fund family, as well as its expected profits and that of its affiliates for providing administrative support for the Funds. The Board further noted that the methodology followed in allocating costs to the Funds appeared reasonable, while also recognizing that allocation methodologies are inherently subjective. The Board also specifically noted that the Adviser agreed to extend its contractual expense waiver for the Funds, in order to limit the Funds’ net operating expenses. The
2015 Semi-Annual Report61

BROOKFIELD INVESTMENT FUNDS
Board Considerations Relating to the Investment Advisory Agreement (Unaudited) (continued)
June 30, 2015

Board concluded that the expected profitability to the Adviser from the Funds was reasonable.
MANGEMENT FEES AND TOTAL EXPNENSES. The Board also placed significant emphasis on the review of each Fund’s expenses. The Board compared the advisory fees and total expense ratios of each of the Funds with various comparative data that it had been provided, including applicable expense waivers by the Adviser. The Board noted that the Brookfield Global Listed Infrastructure Fund’s total expenses after the expense waiver were below the median and total advisory and administrative fee were higher than the median of its peer universe, while total expenses after the expense waiver were at the median and total advisory and the administrative fee were above the median of its Morningstar category peers. The Board noted that the Brookfield Global Listed Real Estate Fund’s total expenses after the expense waiver and total advisory and administrative fee were lower than the median of its peer universe, while total expenses after the expense waiver were below the median and total advisory and the administrative fee were at the median of its Morningstar category peers. The Board noted that the Brookfield U.S. Listed Real Estate Fund’s total expenses after the expense waiver were below the median and total advisory and administrative fee were above the median of its peer universe, while total expenses after the expense waiver were above the median and total advisory and administrative fee were at the median of its Morningstar category peers. The Board also noted that the fees and expenses payable by the Funds were comparable to those payable by other client accounts managed by the Adviser and concluded that each Fund's management fees and total expenses were reasonable.
ECONOMIES OF SCALE. The Board considered the potential economies of scale that may be realized if the assets of the Funds grow. The Board noted that shareholders might benefit from lower operating expenses as a result of an increasing amount of assets being spread over the fixed expenses of the Funds, while the Funds’ expense limitation agreement with the Adviser served to limit the Funds’ expenses until the Funds had the opportunity to grow their assets.
In considering the approval of the Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling. Based on the Board’s evaluation of all factors that it deemed to be relevant, the Board, including the Independent Trustees, concluded that the Adviser has demonstrated that it possesses the capability and resources necessary to perform the duties required of it under the Advisory Agreements; performance of the Funds is satisfactory; and the proposed Advisory fees are fair and reasonable, given the nature, extent and quality of the services to be rendered by the Adviser.
After carefully reviewing all of these factors, the Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreements.
62Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Joint Notice of Privacy Policy (Unaudited)

Brookfield Investment Management Inc. (“BIM”), on its own behalf and on behalf of the funds managed by BIM and its affiliates, recognizes and appreciates the importance of respecting the privacy of our clients and shareholders. Our relationships are based on integrity and trust and we maintain high standards to safeguard your non-public personal information (“Personal Information”) at all times. This privacy policy (“Policy”) describes the types of Personal Information we collect about you, the steps we take to safeguard that information and the circumstances in which it may be disclosed.
If you hold shares of a Fund through a financial intermediary, such as a broker, investment adviser, bank or trust company, the privacy policy of your financial intermediary will also govern how your Personal Information will be shared with other parties.
WHAT INFORMATION DO WE COLLECT?
We collect the following Personal Information about you:
•	Information we receive from you in applications or other forms, correspondence or conversations, including but not limited to name, address, phone number, social security number, assets, income and date of birth.
•	Information about transactions with us, our affiliates, or others, including but not limited to account number, balance and payment history, parties to transactions, cost basis information, and other financial information.
•	Information we may receive from our due diligence, such as your creditworthiness and your credit history.
WHAT IS OUR PRIVACY POLICY?
We may share your Personal Information with our affiliates in order to provide products or services to you or to support our business needs. We will not disclose your Personal Information to nonaffiliated third parties unless 1) we have received proper consent from you; 2) we are legally permitted to do so; or 3) we reasonably believe, in good faith, that we are legally required to do so. For example, we may disclose your Personal Information with the following in order to assist us with various aspects of conducting our business, to comply with laws or industry regulations, and/or to effect any transaction on your behalf;
•	Unaffiliated service providers (e.g. transfer agents, securities broker-dealers, administrators, investment advisors or other firms that assist us in maintaining and supporting financial products and services provided to you);
•	Government agencies, other regulatory bodies and law enforcement officials (e.g. for reporting suspicious transactions);
•	Other organizations, with your consent or as directed by you; and
•	Other organizations, as permitted or required by law (e.g. for fraud protection)
When we share your Personal Information, the information is made available for limited purposes and under controlled circumstances designed to protect your privacy. We require third parties to comply with our standards for security and confidentiality.
HOW DO WE PROTECT CLIENT INFORMATION?
We restrict access to your Personal Information to those persons who require such information to assist us with providing products or services to you. It is our practice to maintain and monitor physical, electronic, and procedural safeguards that comply with federal standards to guard client nonpublic personal information. We regularly train our employees on privacy and information security and on their obligations to protect client information.
CONTACT INFORMATION
For questions concerning our Privacy Policy, please contact our client services representative at 1-855-777-8001.
2015 Semi-Annual Report63

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Corporate Information

Investment Adviser and Administrator
Brookfield Investment Management Inc.
Brookfield Place
250 Vesey Street, 15th Floor
New York, New York 10281-1023
www.brookfieldim.com
Please direct your inquiries to:
Investor Relations
Phone: 1-855-777-8001
E-mail: funds@brookfield.com
Transfer Agent
Shareholder inquiries relating to distributions, address changes and shareholder account information should be directed to the Funds’ transfer agent:
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-855-244-4859
Fund Accounting Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Sub-Administrator
U.S. Bancorp Fund Services, LLC
1201 South Alma School Road, Suite 3000
Mesa, Arizona 85210
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
1700 Market Street
Philadelphia, Pennsylvania 19103
Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022
Custodian
U.S. Bank National Association
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212
Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Trustees of the Fund
Edward A. Kuczmarski	Chairman
Louis P. Salvatore	Audit Committee Chairman
Heather S. Goldman	Trustee
Stuart A. McFarland	Trustee
Jonathan C. Tyras	Trustee (Interested)

Officers of the Fund
Brian F. Hurley	President
Angela W. Ghantous	Treasurer
Alexis I. Rieger	Secretary
Seth A. Gelman	Chief Compliance Officer
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q will be available on the SEC's website at www.sec.gov. In addition, the Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
You may obtain a description of the Funds' proxy voting policies and procedures, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request by calling 1-855-777-8001, or go to the SEC's website at www.sec.gov.

Brookfield Investment Management Inc.
Brookfield Place
250 Vesey Street, 15th Floor
New York, New York 10281-1023
1-855-777-8001
www.brookfieldim.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedure by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b) As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) None.

(2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

(3) Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BROOKFIELD INVESTMENT FUNDS

By:	/s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date:	August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date:	August 27, 2015

By:	/s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date:	August 27, 2015